Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.1%)
U.S. Government Securities (0.1%)
	United States Treasury Note/Bond	1.625%	5/15/31	6,200	6,213
	United States Treasury Note/Bond	1.875%	2/15/51	1,075	978
Total U.S. Government and Agency Obligations (Cost $7,202)					7,191
Corporate Bonds (98.9%)
Communications (14.1%)
	Activision Blizzard Inc.	4.500%	6/15/47	1,210	1,447
	Activision Blizzard Inc.	2.500%	9/15/50	3,239	2,773
	Alphabet Inc.	1.900%	8/15/40	3,131	2,768
	Alphabet Inc.	2.050%	8/15/50	5,719	4,827
	Alphabet Inc.	2.250%	8/15/60	4,771	4,002
	Amazon.com Inc.	2.875%	5/12/41	4,750	4,733
	Amazon.com Inc.	3.100%	5/12/51	8,000	8,009
	Amazon.com Inc.	3.250%	5/12/61	4,500	4,529
	America Movil SAB de CV	6.375%	3/1/35	1,138	1,601
	America Movil SAB de CV	6.125%	11/15/37	950	1,289
	America Movil SAB de CV	6.125%	3/30/40	5,711	7,938
	America Movil SAB de CV	4.375%	7/16/42	3,297	3,854
	America Movil SAB de CV	4.375%	4/22/49	3,519	4,167
	AT&T Inc.	2.750%	6/1/31	5,833	5,912
	AT&T Inc.	2.250%	2/1/32	6,765	6,506
[1,2]	AT&T Inc.	2.550%	12/1/33	11,338	10,985
	AT&T Inc.	6.150%	9/15/34	838	1,085
	AT&T Inc.	4.500%	5/15/35	6,239	7,165
	AT&T Inc.	5.250%	3/1/37	3,251	4,014
	AT&T Inc.	4.900%	8/15/37	3,698	4,440
	AT&T Inc.	6.300%	1/15/38	100	136
	AT&T Inc.	4.850%	3/1/39	3,562	4,205
	AT&T Inc.	5.350%	9/1/40	3,088	3,861
	AT&T Inc.	6.375%	3/1/41	765	1,055
	AT&T Inc.	6.250%	3/29/41	392	532
	AT&T Inc.	3.500%	6/1/41	6,408	6,466
	AT&T Inc.	5.550%	8/15/41	2,491	3,191
	AT&T Inc.	5.150%	3/15/42	3,462	4,217
	AT&T Inc.	4.900%	6/15/42	2,432	2,871
	AT&T Inc.	4.300%	12/15/42	3,851	4,265
	AT&T Inc.	3.100%	2/1/43	5,370	5,094
	AT&T Inc.	4.650%	6/1/44	1,991	2,270
	AT&T Inc.	4.350%	6/15/45	2,343	2,598
	AT&T Inc.	4.850%	7/15/45	2,130	2,518
	AT&T Inc.	4.750%	5/15/46	3,883	4,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	AT&T Inc.	5.150%	11/15/46	1,276	1,575
	AT&T Inc.	5.650%	2/15/47	1,925	2,509
	AT&T Inc.	5.450%	3/1/47	904	1,148
	AT&T Inc.	4.500%	3/9/48	4,030	4,540
	AT&T Inc.	4.550%	3/9/49	3,364	3,809
	AT&T Inc.	5.150%	2/15/50	2,405	2,967
	AT&T Inc.	3.650%	6/1/51	7,285	7,292
	AT&T Inc.	3.300%	2/1/52	5,517	5,145
[1,2]	AT&T Inc.	3.500%	9/15/53	17,056	16,255
[1,2]	AT&T Inc.	3.550%	9/15/55	18,407	17,481
[1,2]	AT&T Inc.	3.800%	12/1/57	17,554	17,389
[1,2]	AT&T Inc.	3.650%	9/15/59	16,186	15,561
	AT&T Inc.	3.850%	6/1/60	3,500	3,510
	AT&T Inc.	3.500%	2/1/61	2,863	2,701
[2]	Bell Canada	3.650%	3/17/51	250	262
	Bell Canada	4.464%	4/1/48	1,911	2,272
	Bell Canada	4.300%	7/29/49	2,662	3,088
[3]	Charter Communications Operating LLC	4.400%	12/1/61	3,500	3,542
	Charter Communications Operating LLC	2.300%	2/1/32	2,840	2,672
	Charter Communications Operating LLC	6.384%	10/23/35	4,947	6,466
	Charter Communications Operating LLC	5.375%	4/1/38	2,390	2,843
	Charter Communications Operating LLC	3.500%	6/1/41	4,165	3,997
	Charter Communications Operating LLC	6.484%	10/23/45	6,231	8,209
	Charter Communications Operating LLC	5.375%	5/1/47	6,783	7,902
	Charter Communications Operating LLC	5.750%	4/1/48	6,330	7,735
	Charter Communications Operating LLC	5.125%	7/1/49	3,209	3,666
	Charter Communications Operating LLC	4.800%	3/1/50	7,109	7,816
	Charter Communications Operating LLC	3.700%	4/1/51	5,217	4,912
	Charter Communications Operating LLC	3.900%	6/1/52	5,765	5,562
	Charter Communications Operating LLC	6.834%	10/23/55	1,688	2,391
	Charter Communications Operating LLC	3.850%	4/1/61	4,510	4,160
	Comcast Corp.	4.250%	1/15/33	4,219	4,932
	Comcast Corp.	7.050%	3/15/33	1,045	1,503
	Comcast Corp.	4.200%	8/15/34	4,055	4,714
	Comcast Corp.	5.650%	6/15/35	2,060	2,751
	Comcast Corp.	4.400%	8/15/35	1,551	1,840
	Comcast Corp.	6.500%	11/15/35	2,558	3,649
	Comcast Corp.	3.200%	7/15/36	2,301	2,415
	Comcast Corp.	6.450%	3/15/37	2,279	3,258
	Comcast Corp.	6.950%	8/15/37	1,661	2,483
	Comcast Corp.	3.900%	3/1/38	3,341	3,752
	Comcast Corp.	6.400%	5/15/38	1,566	2,257
	Comcast Corp.	4.600%	10/15/38	6,032	7,286
	Comcast Corp.	6.550%	7/1/39	58	85
	Comcast Corp.	3.250%	11/1/39	3,405	3,511
	Comcast Corp.	6.400%	3/1/40	1,295	1,878
	Comcast Corp.	3.750%	4/1/40	3,405	3,746
	Comcast Corp.	4.650%	7/15/42	3,599	4,391
	Comcast Corp.	4.500%	1/15/43	2,321	2,785
	Comcast Corp.	4.750%	3/1/44	557	693
	Comcast Corp.	4.600%	8/15/45	3,571	4,334
	Comcast Corp.	3.400%	7/15/46	2,086	2,151
	Comcast Corp.	4.000%	8/15/47	4,861	5,491
	Comcast Corp.	3.969%	11/1/47	6,868	7,731
	Comcast Corp.	4.000%	3/1/48	1,349	1,518
	Comcast Corp.	4.700%	10/15/48	8,881	11,048
	Comcast Corp.	3.999%	11/1/49	3,583	4,054
	Comcast Corp.	3.450%	2/1/50	4,183	4,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	2.800%	1/15/51	3,723	3,426
	Comcast Corp.	2.450%	8/15/52	5,590	4,819
	Comcast Corp.	4.049%	11/1/52	4,836	5,534
	Comcast Corp.	4.950%	10/15/58	5,242	6,969
	Comcast Corp.	2.650%	8/15/62	2,970	2,578
	Deutsche Telekom International Finance BV	9.250%	6/1/32	1,617	2,591
	Discovery Communications LLC	5.000%	9/20/37	777	913
	Discovery Communications LLC	6.350%	6/1/40	1,549	2,075
	Discovery Communications LLC	4.875%	4/1/43	1,286	1,474
	Discovery Communications LLC	5.200%	9/20/47	3,474	4,078
	Discovery Communications LLC	5.300%	5/15/49	1,812	2,162
	Discovery Communications LLC	4.650%	5/15/50	2,337	2,601
[1,2]	Discovery Communications LLC	4.000%	9/15/55	4,326	4,312
	eBay Inc.	3.650%	5/10/51	2,450	2,447
	Electronic Arts Inc.	2.950%	2/15/51	1,530	1,429
	Fox Corp.	5.476%	1/25/39	4,041	5,037
	Fox Corp.	5.576%	1/25/49	2,810	3,600
	Grupo Televisa SAB	8.500%	3/11/32	50	73
	Grupo Televisa SAB	6.625%	1/15/40	2,278	3,060
	Grupo Televisa SAB	5.000%	5/13/45	3,327	3,852
	Grupo Televisa SAB	6.125%	1/31/46	915	1,215
	Grupo Televisa SAB	5.250%	5/24/49	1,875	2,271
	Interpublic Group of Cos. Inc.	3.375%	3/1/41	2,125	2,123
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	1,016	1,294
	NBCUniversal Media LLC	6.400%	4/30/40	1,543	2,252
	NBCUniversal Media LLC	5.950%	4/1/41	3,114	4,386
	NBCUniversal Media LLC	4.450%	1/15/43	3,616	4,307
	Omnicom Group Inc.	2.600%	8/1/31	2,145	2,140
	Orange SA	5.375%	1/13/42	2,481	3,272
	Orange SA	5.500%	2/6/44	1,732	2,343
	Rogers Communications Inc.	7.500%	8/15/38	243	361
	Rogers Communications Inc.	4.500%	3/15/43	1,274	1,435
	Rogers Communications Inc.	5.450%	10/1/43	623	794
	Rogers Communications Inc.	5.000%	3/15/44	2,269	2,734
	Rogers Communications Inc.	4.300%	2/15/48	1,220	1,356
	Rogers Communications Inc.	4.350%	5/1/49	4,510	5,037
	Rogers Communications Inc.	3.700%	11/15/49	3,402	3,458
	Telefonica Emisiones SA	7.045%	6/20/36	4,974	6,990
	Telefonica Emisiones SA	4.665%	3/6/38	2,435	2,783
	Telefonica Emisiones SA	5.213%	3/8/47	5,586	6,691
	Telefonica Emisiones SA	4.895%	3/6/48	3,332	3,832
	Telefonica Emisiones SA	5.520%	3/1/49	3,330	4,150
	TELUS Corp.	4.600%	11/16/48	1,367	1,645
	TELUS Corp.	4.300%	6/15/49	1,317	1,517
	Thomson Reuters Corp.	5.500%	8/15/35	940	1,209
	Thomson Reuters Corp.	5.850%	4/15/40	687	916
	Thomson Reuters Corp.	5.650%	11/23/43	1,085	1,411
	Time Warner Cable LLC	6.550%	5/1/37	4,174	5,563
	Time Warner Cable LLC	7.300%	7/1/38	2,428	3,441
	Time Warner Cable LLC	6.750%	6/15/39	3,614	4,948
	Time Warner Cable LLC	5.875%	11/15/40	3,418	4,281
	Time Warner Cable LLC	5.500%	9/1/41	3,418	4,116
	Time Warner Cable LLC	4.500%	9/15/42	2,608	2,815
	Time Warner Entertainment Co. LP	8.375%	7/15/33	2,588	3,850
	T-Mobile USA Inc.	2.250%	11/15/31	2,705	2,604
	T-Mobile USA Inc.	4.375%	4/15/40	5,217	5,831
	T-Mobile USA Inc.	3.000%	2/15/41	6,503	6,105
	T-Mobile USA Inc.	4.500%	4/15/50	6,083	6,880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	T-Mobile USA Inc.	3.300%	2/15/51	6,895	6,472
	T-Mobile USA Inc.	3.600%	11/15/60	3,205	3,085
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	1,368	1,942
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	770	912
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	991	1,142
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,075	2,266
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	1,695	1,968
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	844	831
[3]	VeriSign Inc.	2.700%	6/15/31	1,800	1,799
	Verizon Communications Inc.	2.987%	10/30/56	11,831	10,593
	Verizon Communications Inc.	4.500%	8/10/33	6,979	8,219
	Verizon Communications Inc.	6.400%	9/15/33	355	479
	Verizon Communications Inc.	4.400%	11/1/34	5,740	6,721
	Verizon Communications Inc.	4.272%	1/15/36	7,310	8,468
	Verizon Communications Inc.	5.250%	3/16/37	3,650	4,657
	Verizon Communications Inc.	4.812%	3/15/39	5,097	6,247
	Verizon Communications Inc.	2.650%	11/20/40	5,811	5,369
	Verizon Communications Inc.	3.400%	3/22/41	9,915	10,112
	Verizon Communications Inc.	4.750%	11/1/41	3,350	4,064
	Verizon Communications Inc.	3.850%	11/1/42	726	791
	Verizon Communications Inc.	4.125%	8/15/46	4,125	4,651
	Verizon Communications Inc.	4.862%	8/21/46	10,768	13,380
	Verizon Communications Inc.	4.522%	9/15/48	9,984	11,844
	Verizon Communications Inc.	5.012%	4/15/49	4,261	5,403
	Verizon Communications Inc.	4.000%	3/22/50	2,724	2,996
	Verizon Communications Inc.	2.875%	11/20/50	6,442	5,840
	Verizon Communications Inc.	3.550%	3/22/51	12,560	12,795
	Verizon Communications Inc.	4.672%	3/15/55	5,305	6,557
	Verizon Communications Inc.	3.000%	11/20/60	4,710	4,206
	Verizon Communications Inc.	3.700%	3/22/61	9,635	9,758
	ViacomCBS Inc.	4.200%	5/19/32	3,205	3,611
	ViacomCBS Inc.	5.500%	5/15/33	413	516
	ViacomCBS Inc.	6.875%	4/30/36	2,583	3,622
	ViacomCBS Inc.	5.900%	10/15/40	950	1,215
	ViacomCBS Inc.	4.850%	7/1/42	2,231	2,594
	ViacomCBS Inc.	4.375%	3/15/43	3,353	3,652
	ViacomCBS Inc.	5.850%	9/1/43	3,396	4,378
	ViacomCBS Inc.	5.250%	4/1/44	467	564
	ViacomCBS Inc.	4.900%	8/15/44	1,344	1,563
	ViacomCBS Inc.	4.600%	1/15/45	1,316	1,480
	ViacomCBS Inc.	4.950%	5/19/50	2,475	2,947
	Vodafone Group plc	6.250%	11/30/32	434	577
	Vodafone Group plc	6.150%	2/27/37	3,272	4,407
	Vodafone Group plc	5.000%	5/30/38	3,112	3,783
	Vodafone Group plc	4.375%	2/19/43	2,375	2,679
	Vodafone Group plc	5.250%	5/30/48	7,547	9,562
	Vodafone Group plc	4.875%	6/19/49	5,070	6,116
	Vodafone Group plc	4.250%	9/17/50	3,559	3,953
	Vodafone Group plc	5.125%	6/19/59	1,650	2,050
	Walt Disney Co.	6.550%	3/15/33	941	1,317
	Walt Disney Co.	6.200%	12/15/34	3,043	4,222
	Walt Disney Co.	6.400%	12/15/35	2,722	3,904
	Walt Disney Co.	6.150%	3/1/37	1,247	1,735
	Walt Disney Co.	6.650%	11/15/37	3,435	5,033
	Walt Disney Co.	4.625%	3/23/40	1,695	2,078
	Walt Disney Co.	3.500%	5/13/40	3,885	4,150
	Walt Disney Co.	6.150%	2/15/41	550	793
	Walt Disney Co.	5.400%	10/1/43	521	700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	4.750%	9/15/44	2,219	2,786
	Walt Disney Co.	4.950%	10/15/45	1,090	1,399
	Walt Disney Co.	7.750%	12/1/45	325	554
	Walt Disney Co.	4.750%	11/15/46	2,866	3,592
	Walt Disney Co.	2.750%	9/1/49	4,224	3,941
	Walt Disney Co.	4.700%	3/23/50	3,690	4,647
	Walt Disney Co.	3.600%	1/13/51	6,525	7,018
	Walt Disney Co.	3.800%	5/13/60	4,003	4,407
					878,331
Consumer Discretionary (5.2%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	1,346	1,549
	Alibaba Group Holding Ltd.	4.000%	12/6/37	2,988	3,260
	Alibaba Group Holding Ltd.	2.700%	2/9/41	150	139
	Alibaba Group Holding Ltd.	4.200%	12/6/47	5,895	6,579
	Alibaba Group Holding Ltd.	3.150%	2/9/51	4,670	4,442
	Alibaba Group Holding Ltd.	4.400%	12/6/57	2,610	3,016
	Alibaba Group Holding Ltd.	3.250%	2/9/61	1,255	1,189
	Amazon.com Inc.	4.800%	12/5/34	2,181	2,758
	Amazon.com Inc.	3.875%	8/22/37	7,784	8,955
	Amazon.com Inc.	4.950%	12/5/44	3,604	4,704
	Amazon.com Inc.	4.050%	8/22/47	10,909	12,717
	Amazon.com Inc.	2.500%	6/3/50	2,835	2,545
	Amazon.com Inc.	4.250%	8/22/57	5,360	6,495
	Amazon.com Inc.	2.700%	6/3/60	4,816	4,306
[2]	American University	3.672%	4/1/49	1,411	1,566
	Aptiv plc	4.400%	10/1/46	315	352
	Aptiv plc	5.400%	3/15/49	270	350
	BorgWarner Inc.	4.375%	3/15/45	443	490
[2]	Brown University in Providence in the State of Rhode Island & Providence Plant	2.924%	9/1/50	1,380	1,427
[2]	California Endowment	2.498%	4/1/51	865	787
	California Institute of Technology	4.321%	8/1/45	795	990
	California Institute of Technology	4.700%	11/1/11	828	1,114
	California Institute of Technology	3.650%	9/1/19	1,495	1,618
	Cleveland Clinic Foundation	4.858%	1/1/14	853	1,168
	Darden Restaurants Inc.	4.550%	2/15/48	665	734
[2]	Duke University	2.682%	10/1/44	890	882
[2]	Duke University	2.832%	10/1/55	2,235	2,223
	eBay Inc.	4.000%	7/15/42	2,057	2,197
[2]	Emory University	2.969%	9/1/50	1,287	1,285
[2]	Ford Foundation	2.415%	6/1/50	250	230
[2]	Ford Foundation	2.815%	6/1/70	2,084	1,987
	General Motors Co.	5.000%	4/1/35	1,428	1,698
	General Motors Co.	6.600%	4/1/36	3,756	5,061
	General Motors Co.	5.150%	4/1/38	2,729	3,237
	General Motors Co.	6.250%	10/2/43	3,208	4,306
	General Motors Co.	5.200%	4/1/45	3,300	3,936
	General Motors Co.	6.750%	4/1/46	2,290	3,198
	General Motors Co.	5.400%	4/1/48	2,136	2,611
	General Motors Co.	5.950%	4/1/49	2,650	3,461
[2]	George Washington University	4.300%	9/15/44	455	551
	George Washington University	4.868%	9/15/45	645	851
[2]	George Washington University	4.126%	9/15/48	2,221	2,665
[2]	Georgetown University	4.315%	4/1/49	537	657
[2]	Georgetown University	2.943%	4/1/50	560	543
[2]	Georgetown University	5.215%	10/1/18	691	973
	Harley-Davidson Inc.	4.625%	7/28/45	798	847
	Hasbro Inc.	6.350%	3/15/40	903	1,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hasbro Inc.	5.100%	5/15/44	1,108	1,309
	Home Depot Inc.	5.875%	12/16/36	6,915	9,639
	Home Depot Inc.	3.300%	4/15/40	2,831	2,996
	Home Depot Inc.	5.400%	9/15/40	2,085	2,804
	Home Depot Inc.	5.950%	4/1/41	2,690	3,827
	Home Depot Inc.	4.200%	4/1/43	1,182	1,401
	Home Depot Inc.	4.875%	2/15/44	3,735	4,820
	Home Depot Inc.	4.400%	3/15/45	1,635	1,999
	Home Depot Inc.	4.250%	4/1/46	4,727	5,647
	Home Depot Inc.	3.900%	6/15/47	3,321	3,782
	Home Depot Inc.	4.500%	12/6/48	3,954	4,945
	Home Depot Inc.	3.125%	12/15/49	3,555	3,602
	Home Depot Inc.	3.350%	4/15/50	3,027	3,187
	Home Depot Inc.	2.375%	3/15/51	2,725	2,402
	Home Depot Inc.	3.500%	9/15/56	2,124	2,285
	JD.com Inc.	4.125%	1/14/50	495	510
[2]	Johns Hopkins University	4.083%	7/1/53	1,107	1,356
[2]	Johns Hopkins University	2.813%	1/1/60	765	742
	Kohl's Corp.	5.550%	7/17/45	1,275	1,499
	Lear Corp.	5.250%	5/15/49	1,475	1,773
	Leland Stanford Junior University	3.647%	5/1/48	1,859	2,172
	Leland Stanford Junior University	2.413%	6/1/50	1,084	1,016
	Lowe's Cos. Inc.	5.500%	10/15/35	200	259
	Lowe's Cos. Inc.	5.000%	4/15/40	2,934	3,672
	Lowe's Cos. Inc.	4.650%	4/15/42	400	484
	Lowe's Cos. Inc.	4.250%	9/15/44	347	381
	Lowe's Cos. Inc.	4.375%	9/15/45	275	319
	Lowe's Cos. Inc.	3.700%	4/15/46	1,505	1,600
	Lowe's Cos. Inc.	4.050%	5/3/47	3,494	3,885
	Lowe's Cos. Inc.	4.550%	4/5/49	2,725	3,281
	Lowe's Cos. Inc.	5.125%	4/15/50	749	983
	Lowe's Cos. Inc.	3.000%	10/15/50	4,828	4,542
	Lowe's Cos. Inc.	3.500%	4/1/51	1,710	1,763
[2]	Marriott International Inc.	3.500%	10/15/32	2,442	2,555
	Masco Corp.	4.500%	5/15/47	1,528	1,797
	Masco Corp.	3.125%	2/15/51	750	713
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	435	396
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	1,085	1,275
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	1,125	1,189
	Massachusetts Institute of Technology	5.600%	7/1/11	1,026	1,677
	Massachusetts Institute of Technology	4.678%	7/1/14	1,975	2,716
	Massachusetts Institute of Technology	3.885%	7/1/16	1,295	1,504
[2]	McDonald's Corp.	4.700%	12/9/35	3,030	3,686
[2]	McDonald's Corp.	6.300%	10/15/37	2,294	3,212
[2]	McDonald's Corp.	6.300%	3/1/38	1,075	1,509
[2]	McDonald's Corp.	5.700%	2/1/39	1,614	2,165
[2]	McDonald's Corp.	4.875%	7/15/40	595	738
[2]	McDonald's Corp.	3.700%	2/15/42	2,387	2,577
[2]	McDonald's Corp.	3.625%	5/1/43	1,895	2,032
[2]	McDonald's Corp.	4.600%	5/26/45	581	694
[2]	McDonald's Corp.	4.875%	12/9/45	1,882	2,342
[2]	McDonald's Corp.	4.450%	3/1/47	1,690	1,988
[2]	McDonald's Corp.	4.450%	9/1/48	1,731	2,053
[2]	McDonald's Corp.	3.625%	9/1/49	5,304	5,586
[2]	McDonald's Corp.	4.200%	4/1/50	2,008	2,323
	MDC Holdings Inc.	6.000%	1/15/43	1,315	1,671
	NIKE Inc.	3.250%	3/27/40	2,580	2,745
	NIKE Inc.	3.625%	5/1/43	739	827

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NIKE Inc.	3.875%	11/1/45	1,697	1,965
	NIKE Inc.	3.375%	11/1/46	491	530
	NIKE Inc.	3.375%	3/27/50	5,065	5,461
[2]	Northeastern University	2.894%	10/1/50	750	739
[2]	Northwestern University	4.643%	12/1/44	775	1,013
[2]	Northwestern University	2.640%	12/1/50	870	851
[2]	Northwestern University	3.662%	12/1/57	1,352	1,568
	Owens Corning	7.000%	12/1/36	222	312
	Owens Corning	4.300%	7/15/47	2,244	2,511
	Owens Corning	4.400%	1/30/48	978	1,114
	President & Fellows of Harvard College	4.875%	10/15/40	648	865
	President & Fellows of Harvard College	3.150%	7/15/46	1,961	2,113
	President & Fellows of Harvard College	2.517%	10/15/50	1,620	1,551
	President & Fellows of Harvard College	3.300%	7/15/56	250	276
	PulteGroup Inc.	7.875%	6/15/32	959	1,360
	PulteGroup Inc.	6.375%	5/15/33	965	1,256
	PulteGroup Inc.	6.000%	2/15/35	400	513
[2]	Rockefeller Foundation	2.492%	10/1/50	2,000	1,882
	Snap-on Inc.	4.100%	3/1/48	285	336
	Snap-on Inc.	3.100%	5/1/50	1,830	1,861
	Stanley Black & Decker Inc.	5.200%	9/1/40	585	755
	Stanley Black & Decker Inc.	4.850%	11/15/48	890	1,149
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,730	2,548
	Starbucks Corp.	4.300%	6/15/45	1,002	1,137
	Starbucks Corp.	3.750%	12/1/47	1,724	1,824
	Starbucks Corp.	4.500%	11/15/48	2,550	3,025
	Starbucks Corp.	4.450%	8/15/49	2,346	2,766
	Starbucks Corp.	3.350%	3/12/50	1,015	1,009
	Starbucks Corp.	3.500%	11/15/50	2,905	2,957
	TJX Cos. Inc.	4.500%	4/15/50	1,350	1,726
[2]	Trustees of Boston College	3.129%	7/1/52	752	765
[2]	Trustees of Boston University	4.061%	10/1/48	995	1,189
	Trustees of Princeton University	5.700%	3/1/39	1,280	1,825
[2]	Trustees of Princeton University	2.516%	7/1/50	1,255	1,206
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	1,105	1,026
	Trustees of the University of Pennsylvania	4.674%	9/1/12	400	526
	Trustees of the University of Pennsylvania	3.610%	2/15/19	730	782
[2]	University of Chicago	2.761%	4/1/45	175	174
[2]	University of Chicago	2.547%	4/1/50	1,275	1,185
	University of Chicago	3.000%	10/1/52	590	591
[2]	University of Chicago	4.003%	10/1/53	1,290	1,533
[2]	University of Notre Dame du Lac	3.438%	2/15/45	1,332	1,508
[2]	University of Notre Dame du Lac	3.394%	2/15/48	734	825
[2]	University of Southern California	2.945%	10/1/51	1,185	1,192
[2]	University of Southern California	3.028%	10/1/39	1,891	1,976
[2]	University of Southern California	3.841%	10/1/47	595	700
	University of Southern California	2.805%	10/1/50	595	588
	University of Southern California	5.250%	10/1/11	863	1,274
[2]	University of Southern California	3.226%	10/1/20	825	783
	Whirlpool Corp.	4.500%	6/1/46	1,274	1,475
	Whirlpool Corp.	4.600%	5/15/50	1,605	1,924
[2]	William Marsh Rice University	3.574%	5/15/45	1,332	1,522
[2]	William Marsh Rice University	3.774%	5/15/55	358	429
[2]	Yale University	2.402%	4/15/50	1,185	1,102
					325,795
Consumer Staples (8.0%)
	Altria Group Inc.	2.450%	2/4/32	6,220	5,892
	Altria Group Inc.	5.800%	2/14/39	2,910	3,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Altria Group Inc.	3.400%	2/4/41	3,830	3,517
	Altria Group Inc.	4.250%	8/9/42	3,296	3,352
	Altria Group Inc.	4.500%	5/2/43	3,561	3,742
	Altria Group Inc.	5.375%	1/31/44	2,150	2,490
	Altria Group Inc.	3.875%	9/16/46	5,160	4,913
	Altria Group Inc.	5.950%	2/14/49	3,668	4,534
	Altria Group Inc.	4.450%	5/6/50	780	799
	Altria Group Inc.	3.700%	2/4/51	3,575	3,258
	Altria Group Inc.	6.200%	2/14/59	510	642
	Altria Group Inc.	4.000%	2/4/61	3,750	3,505
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	9,265	11,032
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	19,805	23,855
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	2,889	3,447
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	3,149	3,404
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	3,777	4,408
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	5,859	7,012
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	1,540	2,006
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	3,527	4,051
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	3,272	5,263
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	4,479	5,693
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	2,762	4,408
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	3,090	3,533
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,225	1,493
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	4,426	4,651
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,570	7,621
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	6,145	6,989
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	9,455	12,371
	Anheuser-Busch InBev Worldwide Inc.	4.500%	6/1/50	3,731	4,317
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	3,540	4,160
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,889	3,933
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	3,167	3,653
	Archer-Daniels-Midland Co.	5.935%	10/1/32	390	520
	Archer-Daniels-Midland Co.	5.375%	9/15/35	350	467
	Archer-Daniels-Midland Co.	4.016%	4/16/43	150	177
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,037	2,330
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,373	3,054
	BAT Capital Corp.	4.390%	8/15/37	2,924	3,034
	BAT Capital Corp.	3.734%	9/25/40	1,720	1,620
	BAT Capital Corp.	4.540%	8/15/47	5,750	5,769
	BAT Capital Corp.	4.758%	9/6/49	1,800	1,844
	BAT Capital Corp.	5.282%	4/2/50	1,042	1,146
	BAT Capital Corp.	3.984%	9/25/50	2,701	2,533
	Brown-Forman Corp.	4.000%	4/15/38	1,013	1,165
	Brown-Forman Corp.	4.500%	7/15/45	681	854
	Campbell Soup Co.	4.800%	3/15/48	2,376	2,850
	Campbell Soup Co.	3.125%	4/24/50	1,375	1,299
	Church & Dwight Co. Inc.	3.950%	8/1/47	583	656
	Coca-Cola Co.	2.250%	1/5/32	1,150	1,155
	Coca-Cola Co.	2.875%	5/5/41	2,090	2,083
	Coca-Cola Co.	2.500%	6/1/40	1,865	1,777
	Coca-Cola Co.	4.200%	3/25/50	517	623
	Coca-Cola Co.	2.600%	6/1/50	3,635	3,332
	Coca-Cola Co.	3.000%	3/5/51	2,100	2,075
	Coca-Cola Co.	2.500%	3/15/51	5,860	5,259
	Coca-Cola Co.	2.750%	6/1/60	3,080	2,845
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	1,505	1,422
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	1,657	2,134
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	1,048	1,274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Colgate-Palmolive Co.	3.700%	8/1/47	1,174	1,370
	Conagra Brands Inc.	5.300%	11/1/38	2,732	3,382
	Conagra Brands Inc.	5.400%	11/1/48	2,379	3,072
	Constellation Brands Inc.	4.500%	5/9/47	1,565	1,830
	Constellation Brands Inc.	4.100%	2/15/48	1,136	1,264
	Constellation Brands Inc.	5.250%	11/15/48	903	1,163
	Constellation Brands Inc.	3.750%	5/1/50	2,955	3,130
	Costco Wholesale Corp.	1.750%	4/20/32	2,104	2,034
	Delhaize America LLC	9.000%	4/15/31	210	321
	Diageo Capital plc	2.125%	4/29/32	2,636	2,596
	Diageo Capital plc	5.875%	9/30/36	1,270	1,781
	Diageo Capital plc	3.875%	4/29/43	709	810
	Diageo Investment Corp.	7.450%	4/15/35	1,112	1,734
	Diageo Investment Corp.	4.250%	5/11/42	1,050	1,246
	Dollar General Corp.	4.125%	4/3/50	1,912	2,148
	Estee Lauder Cos. Inc.	6.000%	5/15/37	2,052	2,872
	Estee Lauder Cos. Inc.	4.375%	6/15/45	323	392
	Estee Lauder Cos. Inc.	4.150%	3/15/47	1,088	1,300
	Estee Lauder Cos. Inc.	3.125%	12/1/49	695	719
	Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	1,282	1,480
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/50	6,084	6,156
	General Mills Inc.	5.400%	6/15/40	480	634
	General Mills Inc.	4.700%	4/17/48	150	185
[1,2]	General Mills Inc.	3.000%	2/1/51	3,526	3,410
	Hershey Co.	3.375%	8/15/46	1,598	1,709
	Hershey Co.	3.125%	11/15/49	751	771
	Hershey Co.	2.650%	6/1/50	100	95
[3]	Hormel Foods Corp.	3.050%	6/3/51	500	499
	Ingredion Inc.	3.900%	6/1/50	530	575
	J M Smucker Co.	4.250%	3/15/35	1,699	1,948
	J M Smucker Co.	4.375%	3/15/45	926	1,069
	J M Smucker Co.	3.550%	3/15/50	631	651
	Kellogg Co.	4.500%	4/1/46	1,601	1,915
	Keurig Dr Pepper Inc.	4.985%	5/25/38	1,747	2,165
	Keurig Dr Pepper Inc.	4.500%	11/15/45	863	1,015
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,639	1,908
	Keurig Dr Pepper Inc.	5.085%	5/25/48	1,780	2,279
	Keurig Dr Pepper Inc.	3.800%	5/1/50	2,122	2,269
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,375	1,377
	Kimberly-Clark Corp.	6.625%	8/1/37	1,336	2,024
	Kimberly-Clark Corp.	5.300%	3/1/41	388	519
	Kimberly-Clark Corp.	3.200%	7/30/46	1,900	1,991
	Kimberly-Clark Corp.	3.900%	5/4/47	370	433
	Kimberly-Clark Corp.	2.875%	2/7/50	1,984	1,965
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	677	911
	Kroger Co.	6.900%	4/15/38	241	346
	Kroger Co.	5.400%	7/15/40	828	1,056
	Kroger Co.	5.000%	4/15/42	1,283	1,574
	Kroger Co.	5.150%	8/1/43	1,191	1,493
	Kroger Co.	3.875%	10/15/46	2,190	2,320
	Kroger Co.	4.650%	1/15/48	2,041	2,397
	Kroger Co.	5.400%	1/15/49	2,801	3,656
	Kroger Co.	3.950%	1/15/50	1,025	1,116
	McCormick & Co. Inc.	4.200%	8/15/47	955	1,105
	Mead Johnson Nutrition Co.	5.900%	11/1/39	745	1,037
	Mead Johnson Nutrition Co.	4.600%	6/1/44	1,786	2,250
	Molson Coors Beverage Co.	5.000%	5/1/42	2,173	2,578
	Molson Coors Beverage Co.	4.200%	7/15/46	5,562	5,914

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mondelez International Inc.	1.875%	10/15/32	960	911
	Mondelez International Inc.	2.625%	9/4/50	3,245	2,885
[1,2]	Nordstrom Inc.	4.250%	8/1/31	1,000	1,017
	Nordstrom Inc.	5.000%	1/15/44	2,525	2,473
	Novant Health Inc.	2.637%	11/1/36	1,590	1,598
	Novant Health Inc.	3.168%	11/1/51	1,500	1,506
	PepsiCo Inc.	5.500%	1/15/40	1,000	1,381
	PepsiCo Inc.	3.500%	3/19/40	2,537	2,829
	PepsiCo Inc.	4.875%	11/1/40	1,257	1,619
	PepsiCo Inc.	4.000%	3/5/42	1,024	1,204
	PepsiCo Inc.	3.600%	8/13/42	3,995	4,446
	PepsiCo Inc.	4.250%	10/22/44	937	1,122
	PepsiCo Inc.	4.600%	7/17/45	1,077	1,356
	PepsiCo Inc.	4.450%	4/14/46	1,896	2,341
	PepsiCo Inc.	3.450%	10/6/46	2,890	3,116
	PepsiCo Inc.	4.000%	5/2/47	1,735	2,019
	PepsiCo Inc.	3.375%	7/29/49	4,769	5,072
	PepsiCo Inc.	2.875%	10/15/49	1,381	1,359
	PepsiCo Inc.	3.625%	3/19/50	4,801	5,355
	PepsiCo Inc.	3.875%	3/19/60	1,100	1,286
	Philip Morris International Inc.	6.375%	5/16/38	3,556	4,955
	Philip Morris International Inc.	4.375%	11/15/41	2,909	3,348
	Philip Morris International Inc.	4.500%	3/20/42	1,515	1,754
	Philip Morris International Inc.	3.875%	8/21/42	2,347	2,513
	Philip Morris International Inc.	4.125%	3/4/43	2,517	2,780
	Philip Morris International Inc.	4.875%	11/15/43	1,479	1,798
	Philip Morris International Inc.	4.250%	11/10/44	2,038	2,308
	Procter & Gamble Co.	5.800%	8/15/34	434	607
	Procter & Gamble Co.	5.550%	3/5/37	355	499
	Procter & Gamble Co.	3.550%	3/25/40	2,545	2,898
	Procter & Gamble Co.	3.500%	10/25/47	1,357	1,553
	Procter & Gamble Co.	3.600%	3/25/50	1,361	1,588
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,000	1,005
	Reynolds American Inc.	5.700%	8/15/35	2,677	3,178
	Reynolds American Inc.	7.250%	6/15/37	676	887
	Reynolds American Inc.	6.150%	9/15/43	3,597	4,362
	Reynolds American Inc.	5.850%	8/15/45	5,888	6,858
	Sysco Corp.	5.375%	9/21/35	1,091	1,406
	Sysco Corp.	6.600%	4/1/40	1,947	2,806
	Sysco Corp.	4.850%	10/1/45	1,234	1,483
	Sysco Corp.	4.500%	4/1/46	1,289	1,483
	Sysco Corp.	4.450%	3/15/48	1,195	1,373
	Sysco Corp.	3.300%	2/15/50	1,900	1,855
	Sysco Corp.	6.600%	4/1/50	3,195	4,815
	Target Corp.	6.500%	10/15/37	707	1,063
	Target Corp.	7.000%	1/15/38	485	767
	Target Corp.	4.000%	7/1/42	2,035	2,462
	Target Corp.	3.625%	4/15/46	2,348	2,685
	Target Corp.	3.900%	11/15/47	1,990	2,380
	Tyson Foods Inc.	4.875%	8/15/34	1,352	1,661
	Tyson Foods Inc.	5.150%	8/15/44	1,080	1,364
	Tyson Foods Inc.	4.550%	6/2/47	2,047	2,431
	Tyson Foods Inc.	5.100%	9/28/48	3,663	4,715
	Unilever Capital Corp.	5.900%	11/15/32	2,112	2,876
	Walgreens Boots Alliance Inc.	4.800%	11/18/44	2,338	2,690
	Walgreens Boots Alliance Inc.	4.100%	4/15/50	2,251	2,364
	Walmart Inc.	5.250%	9/1/35	5,234	7,007
	Walmart Inc.	6.500%	8/15/37	1,723	2,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	6.200%	4/15/38	1,192	1,744
	Walmart Inc.	3.950%	6/28/38	4,564	5,323
	Walmart Inc.	5.625%	4/1/40	2,468	3,462
	Walmart Inc.	4.875%	7/8/40	440	569
	Walmart Inc.	5.000%	10/25/40	1,348	1,783
	Walmart Inc.	5.625%	4/15/41	3,456	4,896
	Walmart Inc.	4.000%	4/11/43	3,296	3,899
	Walmart Inc.	4.300%	4/22/44	921	1,137
	Walmart Inc.	3.625%	12/15/47	3,710	4,197
	Walmart Inc.	4.050%	6/29/48	5,494	6,639
	Walmart Inc.	2.950%	9/24/49	2,379	2,415
					496,823
Energy (9.0%)
	Baker Hughes a GE Co. LLC	4.080%	12/15/47	3,671	3,980
	Baker Hughes Holdings LLC	5.125%	9/15/40	2,620	3,267
	BP Capital Markets America Inc.	3.000%	2/24/50	4,758	4,434
	BP Capital Markets America Inc.	2.772%	11/10/50	4,613	4,127
	BP Capital Markets America Inc.	2.939%	6/4/51	5,500	5,088
	BP Capital Markets America Inc.	3.379%	2/8/61	3,135	3,048
	Burlington Resources LLC	7.200%	8/15/31	1,425	2,026
	Burlington Resources LLC	7.400%	12/1/31	667	968
	Burlington Resources LLC	5.950%	10/15/36	473	643
	Canadian Natural Resources Ltd.	7.200%	1/15/32	1,426	1,911
	Canadian Natural Resources Ltd.	6.450%	6/30/33	425	551
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,430	1,798
	Canadian Natural Resources Ltd.	6.500%	2/15/37	1,581	2,094
	Canadian Natural Resources Ltd.	6.250%	3/15/38	2,680	3,559
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,110	1,537
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	1,670	2,014
	Cenovus Energy Inc.	5.250%	6/15/37	2,370	2,715
	Cenovus Energy Inc.	6.800%	9/15/37	953	1,213
	Cenovus Energy Inc.	6.750%	11/15/39	3,083	4,057
	Cenovus Energy Inc.	5.400%	6/15/47	2,465	2,904
	Chevron Corp.	2.978%	5/11/40	955	972
	Chevron Corp.	3.078%	5/11/50	1,536	1,531
	Chevron USA Inc.	6.000%	3/1/41	1,715	2,458
	Chevron USA Inc.	5.250%	11/15/43	2,701	3,579
	Chevron USA Inc.	5.050%	11/15/44	1,945	2,530
	Chevron USA Inc.	4.950%	8/15/47	1,214	1,569
	Chevron USA Inc.	4.200%	10/15/49	2,530	3,012
	Chevron USA Inc.	2.343%	8/12/50	1,275	1,102
	Columbia Pipeline Group Inc.	5.800%	6/1/45	1,235	1,601
	Conoco Funding Co.	7.250%	10/15/31	3,093	4,425
	ConocoPhillips	5.900%	10/15/32	1,456	1,926
	ConocoPhillips	5.900%	5/15/38	2,754	3,766
	ConocoPhillips	6.500%	2/1/39	5,274	7,664
[1,2]	ConocoPhillips	4.875%	10/1/47	4,530	5,747
	ConocoPhillips Co.	4.300%	11/15/44	1,995	2,335
	Devon Energy Corp.	7.875%	9/30/31	337	462
	Devon Energy Corp.	7.950%	4/15/32	1,840	2,539
	Devon Energy Corp.	5.600%	7/15/41	2,009	2,428
	Devon Energy Corp.	4.750%	5/15/42	2,385	2,642
	Devon Energy Corp.	5.000%	6/15/45	1,845	2,101
	Diamondback Energy Inc.	4.400%	3/24/51	1,450	1,574
	Enable Midstream Partners LP	5.000%	5/15/44	798	832
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	977	1,395
	Enbridge Energy Partners LP	5.500%	9/15/40	1,138	1,415
	Enbridge Energy Partners LP	7.375%	10/15/45	1,223	1,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	4.500%	6/10/44	940	1,054
	Enbridge Inc.	5.500%	12/1/46	2,047	2,610
	Enbridge Inc.	4.000%	11/15/49	1,670	1,767
	Energy Transfer LP	4.900%	3/15/35	1,228	1,372
	Energy Transfer LP	6.625%	10/15/36	1,425	1,859
[2]	Energy Transfer LP	5.800%	6/15/38	827	989
	Energy Transfer LP	7.500%	7/1/38	1,473	2,025
	Energy Transfer LP	6.050%	6/1/41	2,079	2,524
	Energy Transfer LP	6.500%	2/1/42	2,561	3,224
	Energy Transfer LP	6.100%	2/15/42	1,396	1,669
	Energy Transfer LP	4.950%	1/15/43	1,718	1,807
	Energy Transfer LP	5.150%	2/1/43	1,170	1,273
	Energy Transfer LP	5.950%	10/1/43	2,008	2,396
	Energy Transfer LP	5.300%	4/1/44	616	682
	Energy Transfer LP	5.150%	3/15/45	2,986	3,290
	Energy Transfer LP	5.350%	5/15/45	1,183	1,329
	Energy Transfer LP	6.125%	12/15/45	1,971	2,382
	Energy Transfer LP	5.300%	4/15/47	2,897	3,231
	Energy Transfer LP	5.400%	10/1/47	3,693	4,186
	Energy Transfer LP	6.000%	6/15/48	3,024	3,658
	Energy Transfer LP	6.250%	4/15/49	4,780	5,978
	Energy Transfer LP	5.000%	5/15/50	1,996	2,212
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	1,440	2,005
[2]	Enterprise Products Operating LLC	6.650%	10/15/34	1,047	1,448
	Enterprise Products Operating LLC	7.550%	4/15/38	2,003	2,998
	Enterprise Products Operating LLC	6.125%	10/15/39	2,176	2,959
	Enterprise Products Operating LLC	6.450%	9/1/40	1,220	1,702
	Enterprise Products Operating LLC	5.950%	2/1/41	154	206
	Enterprise Products Operating LLC	5.700%	2/15/42	1,042	1,370
	Enterprise Products Operating LLC	4.850%	8/15/42	1,976	2,363
	Enterprise Products Operating LLC	4.450%	2/15/43	2,306	2,624
	Enterprise Products Operating LLC	4.850%	3/15/44	3,654	4,335
	Enterprise Products Operating LLC	5.100%	2/15/45	2,879	3,522
	Enterprise Products Operating LLC	4.900%	5/15/46	2,722	3,228
	Enterprise Products Operating LLC	4.250%	2/15/48	2,520	2,768
	Enterprise Products Operating LLC	4.800%	2/1/49	3,866	4,573
	Enterprise Products Operating LLC	4.200%	1/31/50	2,903	3,177
	Enterprise Products Operating LLC	3.700%	1/31/51	1,567	1,586
	Enterprise Products Operating LLC	3.200%	2/15/52	3,031	2,854
	Enterprise Products Operating LLC	4.950%	10/15/54	1,771	2,114
	Enterprise Products Operating LLC	3.950%	1/31/60	2,235	2,318
	EOG Resources Inc.	3.900%	4/1/35	431	483
	EOG Resources Inc.	4.950%	4/15/50	2,105	2,680
	Exxon Mobil Corp.	2.995%	8/16/39	893	892
	Exxon Mobil Corp.	4.227%	3/19/40	3,330	3,862
	Exxon Mobil Corp.	3.567%	3/6/45	4,067	4,278
	Exxon Mobil Corp.	4.114%	3/1/46	5,888	6,693
	Exxon Mobil Corp.	3.095%	8/16/49	3,020	2,962
	Exxon Mobil Corp.	4.327%	3/19/50	7,958	9,477
	Exxon Mobil Corp.	3.452%	4/15/51	6,908	7,173
	Halliburton Co.	4.850%	11/15/35	2,926	3,367
	Halliburton Co.	6.700%	9/15/38	2,963	3,946
	Halliburton Co.	7.450%	9/15/39	1,100	1,575
	Halliburton Co.	4.500%	11/15/41	1,653	1,788
	Halliburton Co.	4.750%	8/1/43	2,323	2,597
	Halliburton Co.	5.000%	11/15/45	4,737	5,532
	Hess Corp.	7.300%	8/15/31	1,410	1,874
	Hess Corp.	7.125%	3/15/33	1,870	2,498

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hess Corp.	6.000%	1/15/40	1,242	1,550
	Hess Corp.	5.600%	2/15/41	3,220	3,898
	Hess Corp.	5.800%	4/1/47	1,313	1,642
	Kinder Morgan Energy Partners LP	7.750%	3/15/32	1,631	2,269
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	1,396	1,944
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	931	1,172
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	1,393	1,835
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	2,187	3,048
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,213	1,646
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	2,006	2,740
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,859	2,662
	Kinder Morgan Energy Partners LP	6.375%	3/1/41	1,498	2,004
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	726	897
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	825	953
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,492	1,668
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	1,327	1,538
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	2,040	2,494
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	1,902	2,300
[2]	Kinder Morgan Inc.	7.800%	8/1/31	1,390	1,949
[2]	Kinder Morgan Inc.	7.750%	1/15/32	2,670	3,781
	Kinder Morgan Inc.	5.300%	12/1/34	1,448	1,742
	Kinder Morgan Inc.	5.550%	6/1/45	2,579	3,196
	Kinder Morgan Inc.	5.050%	2/15/46	2,431	2,842
	Kinder Morgan Inc.	5.200%	3/1/48	785	947
	Kinder Morgan Inc.	3.250%	8/1/50	1,284	1,176
	Kinder Morgan Inc.	3.600%	2/15/51	2,100	2,037
	Magellan Midstream Partners LP	5.150%	10/15/43	850	1,018
	Magellan Midstream Partners LP	4.250%	9/15/46	233	251
	Magellan Midstream Partners LP	4.200%	10/3/47	2,432	2,602
	Magellan Midstream Partners LP	4.850%	2/1/49	635	745
	Magellan Midstream Partners LP	3.950%	3/1/50	2,712	2,815
	Marathon Oil Corp.	6.800%	3/15/32	479	611
	Marathon Oil Corp.	6.600%	10/1/37	2,962	3,814
	Marathon Oil Corp.	5.200%	6/1/45	1,018	1,174
	Marathon Petroleum Corp.	6.500%	3/1/41	3,172	4,302
	Marathon Petroleum Corp.	4.750%	9/15/44	2,049	2,351
	Marathon Petroleum Corp.	4.500%	4/1/48	1,768	1,941
	Marathon Petroleum Corp.	5.000%	9/15/54	1,000	1,138
	MPLX LP	4.500%	4/15/38	3,953	4,389
	MPLX LP	5.200%	3/1/47	2,765	3,263
	MPLX LP	5.200%	12/1/47	1,473	1,734
	MPLX LP	4.700%	4/15/48	3,351	3,743
	MPLX LP	5.500%	2/15/49	4,413	5,484
	MPLX LP	4.900%	4/15/58	914	1,034
	NOV Inc.	3.950%	12/1/42	2,285	2,209
	ONEOK Inc.	6.000%	6/15/35	2,085	2,558
	ONEOK Inc.	4.950%	7/13/47	1,414	1,592
	ONEOK Inc.	5.200%	7/15/48	2,863	3,353
	ONEOK Inc.	4.450%	9/1/49	2,399	2,544
	ONEOK Inc.	4.500%	3/15/50	745	795
	ONEOK Inc.	7.150%	1/15/51	630	883
	ONEOK Partners LP	6.650%	10/1/36	580	761
	ONEOK Partners LP	6.850%	10/15/37	1,969	2,632
	ONEOK Partners LP	6.125%	2/1/41	1,787	2,236
	ONEOK Partners LP	6.200%	9/15/43	476	602
	Phillips 66	4.650%	11/15/34	2,023	2,379
	Phillips 66	5.875%	5/1/42	3,080	4,101
	Phillips 66	4.875%	11/15/44	4,475	5,383

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phillips 66 Partners LP	4.680%	2/15/45	757	840
Phillips 66 Partners LP	4.900%	10/1/46	1,695	1,950
Plains All American Pipeline LP	6.650%	1/15/37	1,929	2,396
Plains All American Pipeline LP	5.150%	6/1/42	1,211	1,292
Plains All American Pipeline LP	4.300%	1/31/43	1,395	1,353
Plains All American Pipeline LP	4.700%	6/15/44	1,670	1,700
Plains All American Pipeline LP	4.900%	2/15/45	1,127	1,171
Shell International Finance BV	4.125%	5/11/35	4,596	5,380
Shell International Finance BV	6.375%	12/15/38	2,977	4,344
Shell International Finance BV	5.500%	3/25/40	3,189	4,352
Shell International Finance BV	3.625%	8/21/42	3,420	3,766
Shell International Finance BV	4.550%	8/12/43	3,243	3,952
Shell International Finance BV	4.375%	5/11/45	7,186	8,583
Shell International Finance BV	4.000%	5/10/46	6,835	7,796
Shell International Finance BV	3.750%	9/12/46	3,024	3,335
Shell International Finance BV	3.125%	11/7/49	2,055	2,048
Shell International Finance BV	3.250%	4/6/50	5,275	5,403
Spectra Energy Partners LP	5.950%	9/25/43	1,031	1,352
Spectra Energy Partners LP	4.500%	3/15/45	2,004	2,253
Suncor Energy Inc.	7.150%	2/1/32	1,741	2,400
Suncor Energy Inc.	5.350%	7/15/33	428	519
Suncor Energy Inc.	5.950%	12/1/34	1,914	2,465
Suncor Energy Inc.	5.950%	5/15/35	1,092	1,411
Suncor Energy Inc.	6.800%	5/15/38	2,784	3,904
Suncor Energy Inc.	6.500%	6/15/38	2,666	3,659
Suncor Energy Inc.	6.850%	6/1/39	1,134	1,620
Suncor Energy Inc.	4.000%	11/15/47	2,755	2,940
Suncor Energy Inc.	3.750%	3/4/51	915	948
Texas Eastern Transmission LP	7.000%	7/15/32	1,017	1,390
Total Capital International SA	2.986%	6/29/41	1,945	1,916
Total Capital International SA	3.461%	7/12/49	1,050	1,091
Total Capital International SA	3.127%	5/29/50	8,671	8,429
Total Capital International SA	3.386%	6/29/60	515	518
TransCanada PipeLines Ltd.	4.625%	3/1/34	4,745	5,526
TransCanada PipeLines Ltd.	5.600%	3/31/34	1,300	1,629
TransCanada PipeLines Ltd.	5.850%	3/15/36	1,822	2,364
TransCanada PipeLines Ltd.	6.200%	10/15/37	2,949	3,934
TransCanada PipeLines Ltd.	4.750%	5/15/38	1,000	1,168
TransCanada PipeLines Ltd.	7.250%	8/15/38	1,839	2,707
TransCanada PipeLines Ltd.	7.625%	1/15/39	640	968
TransCanada PipeLines Ltd.	6.100%	6/1/40	2,298	3,084
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,281	1,540
TransCanada PipeLines Ltd.	4.875%	5/15/48	3,380	4,123
TransCanada PipeLines Ltd.	5.100%	3/15/49	1,861	2,354
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	1,120	1,388
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	655	744
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	1,539	1,794
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	1,218	1,292
Valero Energy Corp.	7.500%	4/15/32	2,438	3,349
Valero Energy Corp.	6.625%	6/15/37	3,180	4,227
Valero Energy Corp.	4.900%	3/15/45	1,663	1,971
Williams Cos. Inc.	8.750%	3/15/32	1,055	1,579
Williams Cos. Inc.	6.300%	4/15/40	2,614	3,461
Williams Cos. Inc.	5.800%	11/15/43	381	483
Williams Cos. Inc.	5.400%	3/4/44	1,556	1,897
Williams Cos. Inc.	5.750%	6/24/44	1,881	2,380
Williams Cos. Inc.	4.900%	1/15/45	1,846	2,132
Williams Cos. Inc.	5.100%	9/15/45	2,027	2,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Williams Cos. Inc.	4.850%	3/1/48	2,260	2,632
					560,728
Financials (14.9%)
	Aflac Inc.	4.000%	10/15/46	1,103	1,242
	Aflac Inc.	4.750%	1/15/49	1,839	2,319
	Alleghany Corp.	4.900%	9/15/44	682	823
	Allstate Corp.	5.350%	6/1/33	829	1,059
	Allstate Corp.	5.550%	5/9/35	646	870
	Allstate Corp.	5.950%	4/1/36	196	268
	Allstate Corp.	4.500%	6/15/43	1,336	1,639
	Allstate Corp.	4.200%	12/15/46	2,065	2,458
	Allstate Corp.	3.850%	8/10/49	2,850	3,253
[2]	Allstate Corp.	6.500%	5/15/57	670	865
[2]	Ally Financial Inc.	8.000%	11/1/31	5,598	7,922
	Ally Financial Inc.	8.000%	11/1/31	1,558	2,145
	American Express Co.	4.050%	12/3/42	3,618	4,189
	American Financial Group Inc.	4.500%	6/15/47	1,463	1,671
	American International Group Inc.	3.875%	1/15/35	2,498	2,767
	American International Group Inc.	4.700%	7/10/35	3,159	3,768
	American International Group Inc.	6.250%	5/1/36	2,180	2,978
	American International Group Inc.	4.500%	7/16/44	3,512	4,102
	American International Group Inc.	4.800%	7/10/45	1,918	2,315
	American International Group Inc.	4.750%	4/1/48	2,720	3,305
	American International Group Inc.	4.375%	6/30/50	1,315	1,529
	American International Group Inc.	4.375%	1/15/55	3,500	4,024
[2]	American International Group Inc.	8.175%	5/15/58	826	1,201
	Aon Corp.	6.250%	9/30/40	844	1,188
	Aon plc	4.600%	6/14/44	2,199	2,678
	Aon plc	4.750%	5/15/45	504	631
	Arch Capital Finance LLC	5.031%	12/15/46	1,043	1,310
	Arch Capital Group Ltd.	7.350%	5/1/34	645	938
	Arch Capital Group Ltd.	3.635%	6/30/50	2,760	2,873
	Arch Capital Group US Inc.	5.144%	11/1/43	938	1,183
	Arthur J Gallagher & Co.	3.500%	5/20/51	2,000	2,035
	Athene Holding Ltd.	3.950%	5/25/51	1,300	1,319
	Bank of America Corp.	6.110%	1/29/37	6,767	9,155
[2]	Bank of America Corp.	4.244%	4/24/38	2,734	3,185
	Bank of America Corp.	7.750%	5/14/38	3,568	5,546
[2]	Bank of America Corp.	4.078%	4/23/40	3,467	3,959
[2]	Bank of America Corp.	2.676%	6/19/41	13,904	13,131
[2]	Bank of America Corp.	5.875%	2/7/42	2,009	2,801
	Bank of America Corp.	3.311%	4/22/42	8,575	8,790
[2]	Bank of America Corp.	5.000%	1/21/44	6,484	8,260
[2]	Bank of America Corp.	4.875%	4/1/44	1,727	2,167
[2]	Bank of America Corp.	4.750%	4/21/45	1,876	2,281
[2]	Bank of America Corp.	4.443%	1/20/48	7,535	8,926
[2]	Bank of America Corp.	3.946%	1/23/49	5,404	5,989
[2]	Bank of America Corp.	4.330%	3/15/50	3,873	4,562
[2]	Bank of America Corp.	4.083%	3/20/51	15,985	18,232
[2]	Bank of America Corp.	2.831%	10/24/51	1,085	1,025
[2]	Bank of America Corp.	3.483%	3/13/52	525	546
[2]	Bank of America NA	6.000%	10/15/36	1,716	2,394
	Barclays plc	3.811%	3/10/42	1,850	1,851
	Barclays plc	5.250%	8/17/45	2,680	3,409
	Barclays plc	4.950%	1/10/47	4,487	5,529
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	1,070	1,511
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	3,767	4,619
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,031	2,457

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	7,307	8,649
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	2,714	3,240
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	5,140	4,890
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	1,055	943
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,968	2,459
	Brighthouse Financial Inc.	4.700%	6/22/47	2,683	2,897
	Brookfield Finance Inc.	4.700%	9/20/47	2,209	2,592
	Brookfield Finance Inc.	3.500%	3/30/51	1,080	1,075
	Brookfield Finance LLC	3.450%	4/15/50	1,594	1,568
	Chubb Corp.	6.000%	5/11/37	1,366	1,928
[2]	Chubb Corp.	6.500%	5/15/38	2,185	3,246
	Chubb INA Holdings Inc.	6.700%	5/15/36	978	1,455
	Chubb INA Holdings Inc.	4.150%	3/13/43	2,137	2,522
	Chubb INA Holdings Inc.	4.350%	11/3/45	2,859	3,496
	Cincinnati Financial Corp.	6.125%	11/1/34	774	1,046
	Citigroup Inc.	6.625%	6/15/32	4,264	5,764
	Citigroup Inc.	5.875%	2/22/33	571	737
	Citigroup Inc.	6.000%	10/31/33	2,852	3,742
	Citigroup Inc.	6.125%	8/25/36	680	923
[2]	Citigroup Inc.	3.878%	1/24/39	787	874
	Citigroup Inc.	8.125%	7/15/39	3,415	5,740
[2]	Citigroup Inc.	5.316%	3/26/41	1,990	2,600
	Citigroup Inc.	5.875%	1/30/42	4,432	6,194
	Citigroup Inc.	6.675%	9/13/43	2,470	3,727
	Citigroup Inc.	5.300%	5/6/44	1,196	1,554
	Citigroup Inc.	4.650%	7/30/45	4,042	5,004
	Citigroup Inc.	4.750%	5/18/46	4,109	5,014
[2]	Citigroup Inc.	4.281%	4/24/48	2,708	3,232
	Citigroup Inc.	4.650%	7/23/48	5,503	6,910
[1,2]	Citizens Financial Group Inc.	2.638%	9/30/32	2,621	2,583
	CME Group Inc.	5.300%	9/15/43	1,256	1,757
	CME Group Inc.	4.150%	6/15/48	1,965	2,438
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	4,392	5,817
	Cooperatieve Rabobank UA	5.750%	12/1/43	2,260	3,078
	Cooperatieve Rabobank UA	5.250%	8/4/45	3,389	4,412
	Credit Suisse Group AG	4.875%	5/15/45	4,834	5,894
	Credit Suisse USA Inc.	7.125%	7/15/32	1,664	2,367
	Equitable Holdings Inc.	5.000%	4/20/48	4,134	5,086
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	983	1,199
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	2,348	2,382
	Fifth Third Bancorp	8.250%	3/1/38	2,764	4,548
[2]	First Republic Bank	4.375%	8/1/46	820	973
[2]	First Republic Bank	4.625%	2/13/47	180	223
	GATX Corp.	1.900%	6/1/31	1,050	984
	GATX Corp.	5.200%	3/15/44	860	1,077
	GATX Corp.	3.100%	6/1/51	964	895
[3]	GE Capital Funding LLC	4.550%	5/15/32	1,855	2,173
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	27,351	31,897
	Global Payments Inc.	4.150%	8/15/49	2,465	2,716
	Goldman Sachs Capital I	6.345%	2/15/34	1,416	1,955
	Goldman Sachs Group Inc.	6.125%	2/15/33	2,198	2,955
	Goldman Sachs Group Inc.	6.450%	5/1/36	2,264	3,142
	Goldman Sachs Group Inc.	6.750%	10/1/37	15,376	22,011
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	5,423	6,172
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	3,428	4,056
	Goldman Sachs Group Inc.	6.250%	2/1/41	7,155	10,300
	Goldman Sachs Group Inc.	3.210%	4/22/42	5,110	5,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	5,886	7,398
	Goldman Sachs Group Inc.	5.150%	5/22/45	4,301	5,603
	Goldman Sachs Group Inc.	4.750%	10/21/45	2,051	2,588
	Hartford Financial Services Group Inc.	5.950%	10/15/36	509	681
	Hartford Financial Services Group Inc.	6.100%	10/1/41	821	1,139
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,198	1,375
	Hartford Financial Services Group Inc.	4.400%	3/15/48	1,163	1,370
	Hartford Financial Services Group Inc.	3.600%	8/19/49	1,468	1,542
[2]	HSBC Bank USA NA	5.875%	11/1/34	650	848
[2]	HSBC Bank USA NA	5.625%	8/15/35	1,590	2,018
[2]	HSBC Bank USA NA	7.000%	1/15/39	1,521	2,300
[2]	HSBC Holdings plc	7.625%	5/17/32	791	1,106
	HSBC Holdings plc	6.500%	5/2/36	5,494	7,435
	HSBC Holdings plc	6.500%	9/15/37	7,210	9,845
	HSBC Holdings plc	6.800%	6/1/38	3,689	5,203
	HSBC Holdings plc	6.100%	1/14/42	2,331	3,300
	HSBC Holdings plc	5.250%	3/14/44	3,373	4,242
	Intercontinental Exchange Inc.	1.850%	9/15/32	1,911	1,788
	Intercontinental Exchange Inc.	2.650%	9/15/40	4,985	4,652
	Intercontinental Exchange Inc.	4.250%	9/21/48	5,371	6,140
	Intercontinental Exchange Inc.	3.000%	6/15/50	2,721	2,578
	Intercontinental Exchange Inc.	3.000%	9/15/60	1,110	1,013
	Invesco Finance plc	5.375%	11/30/43	983	1,254
	Jefferies Group LLC	2.750%	10/15/32	1,975	1,955
	Jefferies Group LLC	6.250%	1/15/36	922	1,214
	Jefferies Group LLC	6.500%	1/20/43	529	719
	JPMorgan Chase & Co.	1.764%	11/19/31	960	909
	JPMorgan Chase & Co.	1.953%	2/4/32	200	191
	JPMorgan Chase & Co.	6.400%	5/15/38	5,610	8,098
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	7,951	8,980
	JPMorgan Chase & Co.	5.500%	10/15/40	4,495	5,984
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	3,358	3,375
	JPMorgan Chase & Co.	5.600%	7/15/41	1,371	1,867
	JPMorgan Chase & Co.	2.525%	11/19/41	2,175	1,998
	JPMorgan Chase & Co.	5.400%	1/6/42	3,632	4,853
	JPMorgan Chase & Co.	3.157%	4/22/42	4,975	5,006
	JPMorgan Chase & Co.	5.625%	8/16/43	3,162	4,311
	JPMorgan Chase & Co.	4.850%	2/1/44	4,449	5,624
	JPMorgan Chase & Co.	4.950%	6/1/45	2,499	3,183
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	6,838	7,990
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	4,420	5,009
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	6,818	7,643
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	3,776	4,198
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	7,328	7,215
	JPMorgan Chase & Co.	3.328%	4/22/52	8,055	8,182
	Legg Mason Inc.	5.625%	1/15/44	1,325	1,796
	Lincoln National Corp.	6.300%	10/9/37	1,362	1,859
	Lincoln National Corp.	7.000%	6/15/40	1,228	1,822
	Lincoln National Corp.	4.350%	3/1/48	706	806
	Lincoln National Corp.	4.375%	6/15/50	150	172
	Lloyds Banking Group plc	5.300%	12/1/45	2,068	2,623
	Lloyds Banking Group plc	4.344%	1/9/48	3,312	3,716
	Loews Corp.	4.125%	5/15/43	2,101	2,422
	Manulife Financial Corp.	5.375%	3/4/46	1,845	2,497
	Markel Corp.	3.450%	5/7/52	1,500	1,499
	Markel Corp.	5.000%	4/5/46	525	659
	Markel Corp.	4.300%	11/1/47	715	817
	Markel Corp.	5.000%	5/20/49	2,065	2,625

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Markel Corp.	4.150%	9/17/50	1,072	1,207
	Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,378	1,840
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	2,626	3,297
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	1,668	2,018
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	295	352
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	1,745	2,289
	Mastercard Inc.	3.800%	11/21/46	1,634	1,854
	Mastercard Inc.	3.950%	2/26/48	2,384	2,776
	Mastercard Inc.	3.650%	6/1/49	2,334	2,602
	Mastercard Inc.	3.850%	3/26/50	4,005	4,607
	Mastercard Inc.	2.950%	3/15/51	1,485	1,483
	MetLife Inc.	6.500%	12/15/32	1,289	1,814
	MetLife Inc.	6.375%	6/15/34	865	1,223
	MetLife Inc.	5.700%	6/15/35	3,126	4,237
[2]	MetLife Inc.	6.400%	12/15/36	2,353	2,993
[2]	MetLife Inc.	10.750%	8/1/39	606	1,027
	MetLife Inc.	5.875%	2/6/41	3,366	4,707
	MetLife Inc.	4.125%	8/13/42	1,828	2,116
	MetLife Inc.	4.875%	11/13/43	2,488	3,185
	MetLife Inc.	4.721%	12/15/44	1,647	2,062
	MetLife Inc.	4.050%	3/1/45	2,516	2,903
	MetLife Inc.	4.600%	5/13/46	1,519	1,884
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,025	1,202
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,415	1,647
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	3,417	3,780
	Mizuho Financial Group Inc.	2.172%	5/22/32	665	649
	Morgan Stanley	7.250%	4/1/32	3,714	5,336
[2]	Morgan Stanley	3.971%	7/22/38	6,679	7,641
[2]	Morgan Stanley	4.457%	4/22/39	3,464	4,150
	Morgan Stanley	3.217%	4/22/42	4,915	5,014
	Morgan Stanley	6.375%	7/24/42	2,632	3,897
	Morgan Stanley	4.300%	1/27/45	2,809	3,341
	Morgan Stanley	4.375%	1/22/47	7,001	8,458
[2]	Morgan Stanley	5.597%	3/24/51	5,324	7,621
[2]	Morgan Stanley	2.802%	1/25/52	5,940	5,560
	Nasdaq Inc.	2.500%	12/21/40	970	873
	Nasdaq Inc.	3.250%	4/28/50	1,807	1,739
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	826	1,016
	PayPal Holdings Inc.	3.250%	6/1/50	2,400	2,446
	Principal Financial Group Inc.	6.050%	10/15/36	320	442
	Principal Financial Group Inc.	4.625%	9/15/42	947	1,136
	Principal Financial Group Inc.	4.350%	5/15/43	1,249	1,459
	Principal Financial Group Inc.	4.300%	11/15/46	1,125	1,317
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	6.250%	12/1/32	1,599	2,183
	Progressive Corp.	4.350%	4/25/44	1,030	1,244
	Progressive Corp.	3.700%	1/26/45	1,210	1,338
	Progressive Corp.	4.125%	4/15/47	1,198	1,418
	Progressive Corp.	4.200%	3/15/48	2,473	2,959
	Progressive Corp.	3.950%	3/26/50	1,140	1,322
[2]	Prudential Financial Inc.	5.750%	7/15/33	59	77
[2]	Prudential Financial Inc.	5.700%	12/14/36	460	624
[2]	Prudential Financial Inc.	6.625%	12/1/37	783	1,128
[2]	Prudential Financial Inc.	3.000%	3/10/40	695	690
[2]	Prudential Financial Inc.	6.625%	6/21/40	860	1,261
[2]	Prudential Financial Inc.	6.200%	11/15/40	545	737
[2]	Prudential Financial Inc.	5.100%	8/15/43	516	604
[2]	Prudential Financial Inc.	4.600%	5/15/44	2,284	2,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	3.905%	12/7/47	3,280	3,646
[2]	Prudential Financial Inc.	4.418%	3/27/48	2,150	2,563
	Prudential Financial Inc.	3.935%	12/7/49	3,336	3,734
[2]	Prudential Financial Inc.	4.350%	2/25/50	2,320	2,763
[2]	Prudential Financial Inc.	3.700%	3/13/51	1,490	1,610
	Raymond James Financial Inc.	4.950%	7/15/46	3,392	4,306
	Raymond James Financial Inc.	3.750%	4/1/51	1,483	1,578
[2]	Regions Bank	6.450%	6/26/37	630	870
	Regions Financial Corp.	7.375%	12/10/37	555	827
	Selective Insurance Group Inc.	5.375%	3/1/49	760	915
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	960	874
	Transatlantic Holdings Inc.	8.000%	11/30/39	828	1,259
	Travelers Cos. Inc.	6.750%	6/20/36	1,635	2,427
[2]	Travelers Cos. Inc.	6.250%	6/15/37	1,858	2,674
	Travelers Cos. Inc.	5.350%	11/1/40	1,190	1,625
	Travelers Cos. Inc.	4.600%	8/1/43	1,288	1,619
	Travelers Cos. Inc.	4.300%	8/25/45	1,798	2,163
	Travelers Cos. Inc.	3.750%	5/15/46	503	565
	Travelers Cos. Inc.	4.000%	5/30/47	1,371	1,608
	Travelers Cos. Inc.	4.050%	3/7/48	2,346	2,778
	Travelers Cos. Inc.	4.100%	3/4/49	1,164	1,388
	Travelers Cos. Inc.	2.550%	4/27/50	790	724
	Travelers Property Casualty Corp.	6.375%	3/15/33	620	871
	Unum Group	5.750%	8/15/42	832	1,006
	Unum Group	4.500%	12/15/49	1,573	1,647
	Visa Inc.	4.150%	12/14/35	4,544	5,453
	Visa Inc.	2.700%	4/15/40	1,525	1,519
	Visa Inc.	4.300%	12/14/45	9,264	11,404
	Visa Inc.	3.650%	9/15/47	2,006	2,257
	Visa Inc.	2.000%	8/15/50	2,782	2,328
	Voya Financial Inc.	5.700%	7/15/43	577	772
	Voya Financial Inc.	4.800%	6/15/46	1,157	1,419
	W R Berkley Corp.	4.750%	8/1/44	1,192	1,446
	W R Berkley Corp.	4.000%	5/12/50	1,190	1,311
	Wachovia Corp.	7.500%	4/15/35	615	894
	Wachovia Corp.	5.500%	8/1/35	1,808	2,305
	Wells Fargo & Co.	5.375%	2/7/35	180	238
[2]	Wells Fargo & Co.	3.068%	4/30/41	10,350	10,346
	Wells Fargo & Co.	5.375%	11/2/43	5,724	7,387
	Wells Fargo & Co.	5.606%	1/15/44	8,178	10,827
[2]	Wells Fargo & Co.	4.650%	11/4/44	5,959	7,064
	Wells Fargo & Co.	3.900%	5/1/45	3,655	4,138
[2]	Wells Fargo & Co.	4.900%	11/17/45	5,968	7,303
[2]	Wells Fargo & Co.	4.400%	6/14/46	5,757	6,679
[2]	Wells Fargo & Co.	4.750%	12/7/46	3,533	4,279
[2]	Wells Fargo & Co.	5.013%	4/4/51	11,338	14,980
	Wells Fargo Bank NA	5.950%	8/26/36	1,060	1,421
[2]	Wells Fargo Bank NA	5.850%	2/1/37	1,763	2,369
[2]	Wells Fargo Bank NA	6.600%	1/15/38	3,270	4,714
	Western Union Co.	6.200%	11/17/36	1,487	1,836
	Westpac Banking Corp.	4.421%	7/24/39	3,671	4,237
	Westpac Banking Corp.	2.963%	11/16/40	1,733	1,647
	Willis North America Inc.	5.050%	9/15/48	1,420	1,820
	Willis North America Inc.	3.875%	9/15/49	1,287	1,414
	XLIT Ltd.	5.250%	12/15/43	512	687
	XLIT Ltd.	5.500%	3/31/45	1,365	1,803
					932,623

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Health Care (14.2%)
	Abbott Laboratories	4.750%	11/30/36	3,705	4,665
	Abbott Laboratories	6.150%	11/30/37	2,452	3,562
	Abbott Laboratories	6.000%	4/1/39	1,785	2,591
	Abbott Laboratories	5.300%	5/27/40	1,463	1,984
	Abbott Laboratories	4.750%	4/15/43	2,371	3,057
	Abbott Laboratories	4.900%	11/30/46	6,823	9,041
	AbbVie Inc.	4.550%	3/15/35	6,071	7,228
	AbbVie Inc.	4.500%	5/14/35	7,319	8,672
	AbbVie Inc.	4.300%	5/14/36	5,097	5,933
	AbbVie Inc.	4.050%	11/21/39	6,471	7,273
	AbbVie Inc.	4.625%	10/1/42	1,845	2,205
	AbbVie Inc.	4.400%	11/6/42	5,751	6,702
	AbbVie Inc.	4.850%	6/15/44	1,695	2,079
	AbbVie Inc.	4.750%	3/15/45	2,477	3,014
	AbbVie Inc.	4.700%	5/14/45	4,235	5,103
	AbbVie Inc.	4.450%	5/14/46	5,277	6,186
	AbbVie Inc.	4.875%	11/14/48	3,855	4,823
	AbbVie Inc.	4.250%	11/21/49	15,733	18,131
	Adventist Health System	3.630%	3/1/49	870	918
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	544	660
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	740	787
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	1,788	1,769
	Aetna Inc.	6.625%	6/15/36	1,251	1,790
	Aetna Inc.	6.750%	12/15/37	252	364
	Aetna Inc.	4.500%	5/15/42	1,058	1,233
	Aetna Inc.	4.125%	11/15/42	2,173	2,414
	Aetna Inc.	4.750%	3/15/44	948	1,134
	Aetna Inc.	3.875%	8/15/47	3,839	4,125
	AHS Hospital Corp.	5.024%	7/1/45	848	1,126
[2]	AHS Hospital Corp.	2.780%	7/1/51	1,600	1,515
[2]	Allina Health System	3.887%	4/15/49	312	349
	AmerisourceBergen Corp.	4.250%	3/1/45	1,345	1,530
	AmerisourceBergen Corp.	4.300%	12/15/47	1,511	1,738
	Amgen Inc.	2.770%	9/1/53	2,780	2,507
	Amgen Inc.	6.400%	2/1/39	350	493
	Amgen Inc.	3.150%	2/21/40	2,545	2,574
	Amgen Inc.	5.750%	3/15/40	344	455
	Amgen Inc.	4.950%	10/1/41	3,106	3,883
	Amgen Inc.	5.150%	11/15/41	2,937	3,763
	Amgen Inc.	5.650%	6/15/42	400	534
	Amgen Inc.	4.400%	5/1/45	6,625	7,730
	Amgen Inc.	4.563%	6/15/48	4,467	5,381
	Amgen Inc.	3.375%	2/21/50	5,508	5,567
	Amgen Inc.	4.663%	6/15/51	7,502	9,241
	Anthem Inc.	5.950%	12/15/34	686	938
	Anthem Inc.	5.850%	1/15/36	1,085	1,439
	Anthem Inc.	4.625%	5/15/42	3,297	3,953
	Anthem Inc.	4.650%	1/15/43	3,051	3,674
	Anthem Inc.	5.100%	1/15/44	1,963	2,501
	Anthem Inc.	4.650%	8/15/44	2,516	3,036
	Anthem Inc.	4.375%	12/1/47	2,719	3,185
	Anthem Inc.	4.550%	3/1/48	2,030	2,449
	Anthem Inc.	3.700%	9/15/49	2,473	2,639
	Anthem Inc.	3.125%	5/15/50	2,731	2,661
	Anthem Inc.	3.600%	3/15/51	970	1,023
[2]	Ascension Health	3.106%	11/15/39	1,885	1,968
	Ascension Health	3.945%	11/15/46	2,887	3,412

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Ascension Health	4.847%	11/15/53	695	938
	AstraZeneca plc	3.000%	5/28/51	1,750	1,726
	AstraZeneca plc	6.450%	9/15/37	4,113	5,993
	AstraZeneca plc	4.000%	9/18/42	3,810	4,383
	AstraZeneca plc	4.375%	11/16/45	1,894	2,276
	AstraZeneca plc	4.375%	8/17/48	3,187	3,856
	AstraZeneca plc	2.125%	8/6/50	1,455	1,206
[2]	Banner Health	3.181%	1/1/50	320	326
	Banner Health	2.913%	1/1/51	1,175	1,119
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	941	970
	Baxalta Inc.	5.250%	6/23/45	1,686	2,183
	Baxter International Inc.	3.500%	8/15/46	963	1,033
[2]	BayCare Health System Inc.	3.831%	11/15/50	1,263	1,457
	Baylor Scott & White Holdings	4.185%	11/15/45	1,441	1,712
	Baylor Scott & White Holdings	3.967%	11/15/46	648	760
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	2,167	2,086
	Becton Dickinson & Co.	4.685%	12/15/44	564	677
	Becton Dickinson & Co.	4.669%	6/6/47	5,695	6,827
	Becton Dickinson & Co.	3.794%	5/20/50	1,470	1,577
	Biogen Inc.	3.150%	5/1/50	4,449	4,155
[1,2]	Biogen Inc.	3.250%	2/15/51	3,705	3,500
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	650	637
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	800	798
	Boston Scientific Corp.	7.000%	11/15/35	465	644
	Boston Scientific Corp.	4.550%	3/1/39	2,934	3,485
	Boston Scientific Corp.	7.375%	1/15/40	85	131
	Boston Scientific Corp.	4.700%	3/1/49	3,217	3,977
	Bristol-Myers Squibb Co.	4.125%	6/15/39	2,481	2,916
	Bristol-Myers Squibb Co.	2.350%	11/13/40	2,220	2,062
	Bristol-Myers Squibb Co.	3.250%	8/1/42	1,380	1,453
	Bristol-Myers Squibb Co.	4.500%	3/1/44	2,865	3,535
	Bristol-Myers Squibb Co.	4.625%	5/15/44	2,911	3,646
	Bristol-Myers Squibb Co.	5.000%	8/15/45	3,722	4,894
	Bristol-Myers Squibb Co.	4.350%	11/15/47	2,975	3,615
	Bristol-Myers Squibb Co.	4.550%	2/20/48	3,628	4,519
	Bristol-Myers Squibb Co.	4.250%	10/26/49	9,015	10,862
	Bristol-Myers Squibb Co.	2.550%	11/13/50	2,760	2,514
	Cardinal Health Inc.	4.600%	3/15/43	937	1,065
	Cardinal Health Inc.	4.500%	11/15/44	754	841
	Cardinal Health Inc.	4.900%	9/15/45	1,905	2,251
	Cardinal Health Inc.	4.368%	6/15/47	611	671
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	715	705
	Children's Health System of Texas	2.511%	8/15/50	1,155	1,035
[2]	Children's Hospital	2.928%	7/15/50	840	791
[2]	Children's Hospital Corp.	4.115%	1/1/47	655	803
[2]	Children's Hospital Corp.	2.585%	2/1/50	1,265	1,152
	Children's Hospital Medical Center	4.268%	5/15/44	690	840
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,300	1,237
	Cigna Corp.	4.800%	8/15/38	6,259	7,602
	Cigna Corp.	3.200%	3/15/40	1,903	1,923
[2]	Cigna Corp.	6.125%	11/15/41	1,398	1,954
[2]	Cigna Corp.	4.800%	7/15/46	4,180	5,116
[2]	Cigna Corp.	3.875%	10/15/47	3,508	3,785
	Cigna Corp.	4.900%	12/15/48	6,298	7,861
	Cigna Corp.	3.400%	3/15/50	4,013	4,028
	Cigna Corp.	3.400%	3/15/51	1,540	1,542
[2]	City of Hope	5.623%	11/15/43	367	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	City of Hope	4.378%	8/15/48	1,220	1,450
[2]	CommonSpirit Health	4.350%	11/1/42	2,587	2,943
	CommonSpirit Health	3.817%	10/1/49	3,065	3,333
	CommonSpirit Health	4.187%	10/1/49	2,171	2,384
	CommonSpirit Health	3.910%	10/1/50	715	753
[2]	Community Health Network Inc.	3.099%	5/1/50	1,450	1,405
[2]	Cottage Health Obligated Group	3.304%	11/1/49	1,219	1,270
	CVS Health Corp.	4.875%	7/20/35	3,842	4,631
	CVS Health Corp.	4.780%	3/25/38	10,036	11,986
	CVS Health Corp.	6.125%	9/15/39	666	902
	CVS Health Corp.	4.125%	4/1/40	3,909	4,357
	CVS Health Corp.	2.700%	8/21/40	2,421	2,260
	CVS Health Corp.	5.300%	12/5/43	3,700	4,738
	CVS Health Corp.	5.125%	7/20/45	7,794	9,768
	CVS Health Corp.	5.050%	3/25/48	19,407	24,071
	CVS Health Corp.	4.250%	4/1/50	1,110	1,258
	Danaher Corp.	4.375%	9/15/45	1,162	1,395
	Danaher Corp.	2.600%	10/1/50	3,245	2,967
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	628	711
	DH Europe Finance II Sarl	3.250%	11/15/39	2,957	3,073
	DH Europe Finance II Sarl	3.400%	11/15/49	925	968
	Dignity Health	4.500%	11/1/42	1,075	1,244
	Dignity Health	5.267%	11/1/64	454	589
[2]	Duke University Health System Inc.	3.920%	6/1/47	1,543	1,794
	Eli Lilly & Co.	3.700%	3/1/45	150	167
	Eli Lilly & Co.	3.875%	3/15/39	150	173
	Eli Lilly & Co.	3.950%	5/15/47	250	290
	Eli Lilly & Co.	3.950%	3/15/49	5,663	6,591
	Eli Lilly & Co.	2.250%	5/15/50	1,505	1,297
	Eli Lilly & Co.	4.150%	3/15/59	3,650	4,403
	Eli Lilly & Co.	2.500%	9/15/60	2,500	2,165
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	290	319
	Gilead Sciences Inc.	4.600%	9/1/35	3,985	4,787
	Gilead Sciences Inc.	4.000%	9/1/36	2,450	2,773
	Gilead Sciences Inc.	2.600%	10/1/40	2,280	2,126
	Gilead Sciences Inc.	5.650%	12/1/41	2,580	3,461
	Gilead Sciences Inc.	4.800%	4/1/44	5,661	6,899
	Gilead Sciences Inc.	4.500%	2/1/45	3,034	3,565
	Gilead Sciences Inc.	4.750%	3/1/46	4,748	5,789
	Gilead Sciences Inc.	4.150%	3/1/47	3,940	4,432
	Gilead Sciences Inc.	2.800%	10/1/50	2,225	2,024
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	840	1,113
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	7,293	10,627
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	984	1,189
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	742	706
	Hackensack Meridian Health Inc.	4.211%	7/1/48	890	1,066
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,590	1,508
	Hackensack Meridian Health Inc.	4.500%	7/1/57	778	984
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	930	960
	HCA Inc.	5.125%	6/15/39	3,055	3,731
	HCA Inc.	5.500%	6/15/47	4,474	5,630
	HCA Inc.	5.250%	6/15/49	3,680	4,551
	Humana Inc.	4.625%	12/1/42	1,899	2,257
	Humana Inc.	4.950%	10/1/44	959	1,178
	Humana Inc.	4.800%	3/15/47	1,020	1,237
	Humana Inc.	3.950%	8/15/49	1,090	1,188
	IHC Health Services Inc.	4.131%	5/15/48	756	917

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	966	1,142
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,350	1,465
[2]	Iowa Health System	3.665%	2/15/50	255	278
	Johns Hopkins Health System Corp.	3.837%	5/15/46	1,592	1,823
	Johnson & Johnson	4.950%	5/15/33	669	871
	Johnson & Johnson	4.375%	12/5/33	2,731	3,392
	Johnson & Johnson	3.550%	3/1/36	3,004	3,434
	Johnson & Johnson	3.625%	3/3/37	4,506	5,165
	Johnson & Johnson	5.950%	8/15/37	1,252	1,800
	Johnson & Johnson	3.400%	1/15/38	3,969	4,407
	Johnson & Johnson	5.850%	7/15/38	1,466	2,094
	Johnson & Johnson	2.100%	9/1/40	1,905	1,755
	Johnson & Johnson	4.500%	9/1/40	1,352	1,707
	Johnson & Johnson	4.850%	5/15/41	1,561	2,038
	Johnson & Johnson	4.500%	12/5/43	2,046	2,588
	Johnson & Johnson	3.700%	3/1/46	3,753	4,311
	Johnson & Johnson	3.750%	3/3/47	2,055	2,378
	Johnson & Johnson	3.500%	1/15/48	1,217	1,361
	Johnson & Johnson	2.250%	9/1/50	3,360	3,006
	Johnson & Johnson	2.450%	9/1/60	1,977	1,780
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,665	2,191
	Kaiser Foundation Hospitals	4.150%	5/1/47	3,519	4,243
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	2,771	2,911
	Koninklijke Philips NV	6.875%	3/11/38	2,000	3,010
	Koninklijke Philips NV	5.000%	3/15/42	834	1,088
	Laboratory Corp. of America Holdings	4.700%	2/1/45	2,025	2,371
[2]	Mass General Brigham Inc.	3.765%	7/1/48	750	841
[2]	Mass General Brigham Inc.	3.192%	7/1/49	1,172	1,200
[2]	Mass General Brigham Inc.	4.117%	7/1/55	370	437
[2]	Mass General Brigham Inc.	3.342%	7/1/60	1,720	1,807
[2]	Mayo Clinic	3.774%	11/15/43	190	216
[2]	Mayo Clinic	4.000%	11/15/47	813	967
[2]	Mayo Clinic	4.128%	11/15/52	610	754
[2]	Mayo Clinic	3.196%	11/15/61	2,040	2,106
	McKesson Corp.	6.000%	3/1/41	201	265
	McKesson Corp.	4.883%	3/15/44	915	1,117
[2]	McLaren Health Care Corp.	4.386%	5/15/48	925	1,122
[2]	MedStar Health Inc.	3.626%	8/15/49	720	768
	Medtronic Inc.	4.375%	3/15/35	5,560	6,793
	Medtronic Inc.	4.625%	3/15/45	4,583	5,805
	Memorial Health Services	3.447%	11/1/49	750	796
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	505	670
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	1,255	1,238
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	1,910	2,333
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	639	780
	Merck & Co. Inc.	6.500%	12/1/33	600	871
	Merck & Co. Inc.	3.900%	3/7/39	2,748	3,156
	Merck & Co. Inc.	2.350%	6/24/40	2,922	2,728
	Merck & Co. Inc.	3.600%	9/15/42	1,705	1,887
	Merck & Co. Inc.	4.150%	5/18/43	3,910	4,655
	Merck & Co. Inc.	3.700%	2/10/45	5,159	5,758
	Merck & Co. Inc.	4.000%	3/7/49	3,781	4,444
	Merck & Co. Inc.	2.450%	6/24/50	3,011	2,700
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	454	629
[2]	Methodist Hospital	2.705%	12/1/50	1,280	1,191
[2]	MidMichigan Health	3.409%	6/1/50	845	875
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,200	1,398
	Montefiore Obligated Group	4.287%	9/1/50	975	1,013

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	625	696
[2]	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	725	769
[2]	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	1,480	1,481
	MultiCare Health System	2.803%	8/15/50	580	553
	Mylan Inc.	5.400%	11/29/43	1,917	2,313
	Mylan Inc.	5.200%	4/15/48	1,932	2,276
	New York & Presbyterian Hospital	2.256%	8/1/40	1,836	1,691
	New York & Presbyterian Hospital	4.024%	8/1/45	573	684
	New York & Presbyterian Hospital	4.063%	8/1/56	389	465
	New York & Presbyterian Hospital	2.606%	8/1/60	987	876
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	1,752	1,954
	Northwell Healthcare Inc.	3.979%	11/1/46	2,015	2,205
	Northwell Healthcare Inc.	4.260%	11/1/47	1,430	1,625
	Northwell Healthcare Inc.	3.809%	11/1/49	990	1,056
	Novartis Capital Corp.	3.700%	9/21/42	1,179	1,336
	Novartis Capital Corp.	4.400%	5/6/44	5,737	7,115
	Novartis Capital Corp.	4.000%	11/20/45	1,839	2,163
	Novartis Capital Corp.	2.750%	8/14/50	2,943	2,846
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	995	895
[2]	NYU Langone Hospitals	5.750%	7/1/43	995	1,376
	NYU Langone Hospitals	4.784%	7/1/44	817	1,012
[2]	NYU Langone Hospitals	4.368%	7/1/47	798	944
[2]	NYU Langone Hospitals	3.380%	7/1/55	1,872	1,903
[2]	OhioHealth Corp.	3.042%	11/15/50	686	692
	Orlando Health Obligated Group	4.089%	10/1/48	648	750
	Orlando Health Obligated Group	3.327%	10/1/50	555	566
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	585	753
[2]	PeaceHealth Obligated Group	3.218%	11/15/50	1,340	1,340
	PerkinElmer Inc.	3.625%	3/15/51	1,500	1,560
	Perrigo Finance Unlimited Co.	4.900%	12/15/44	646	655
	Pfizer Inc.	4.000%	12/15/36	3,109	3,675
	Pfizer Inc.	4.100%	9/15/38	2,535	3,000
	Pfizer Inc.	3.900%	3/15/39	3,012	3,494
	Pfizer Inc.	7.200%	3/15/39	3,371	5,355
	Pfizer Inc.	2.550%	5/28/40	2,993	2,904
	Pfizer Inc.	5.600%	9/15/40	186	260
	Pfizer Inc.	4.300%	6/15/43	2,641	3,176
	Pfizer Inc.	4.400%	5/15/44	4,263	5,212
	Pfizer Inc.	4.125%	12/15/46	3,419	4,070
	Pfizer Inc.	4.200%	9/15/48	3,392	4,085
	Pfizer Inc.	4.000%	3/15/49	2,713	3,185
	Pfizer Inc.	2.700%	5/28/50	1,976	1,878
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	873	968
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	800	914
	Quest Diagnostics Inc.	2.800%	6/30/31	2,277	2,348
	Quest Diagnostics Inc.	4.700%	3/30/45	146	174
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	1,988	1,737
[1,2]	Royalty Pharma plc	3.300%	9/2/40	3,195	3,101
[1,2]	Royalty Pharma plc	3.550%	9/2/50	2,095	2,016
	RWJ Barnabas Health Inc.	3.949%	7/1/46	976	1,106
	RWJ Barnabas Health Inc.	3.477%	7/1/49	685	721
[2]	Seattle Children's Hospital	2.719%	10/1/50	650	612
[2]	Sharp HealthCare	2.680%	8/1/50	580	536
[2]	Spectrum Health System Obligated Group	3.487%	7/15/49	760	808
	Stanford Health Care	3.027%	8/15/51	545	538
[2]	Stanford Health Care	3.795%	11/15/48	925	1,064
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	2,260	2,305

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Stryker Corp.	4.100%	4/1/43	971	1,103
	Stryker Corp.	4.375%	5/15/44	1,474	1,751
	Stryker Corp.	4.625%	3/15/46	2,381	2,952
	Stryker Corp.	2.900%	6/15/50	1,232	1,178
[2]	Sutter Health	3.161%	8/15/40	1,260	1,278
[2]	Sutter Health	4.091%	8/15/48	980	1,132
[2]	Sutter Health	3.361%	8/15/50	1,210	1,237
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	5,402	5,284
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	2,875	2,761
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	3,325	3,244
	Texas Health Resources	2.328%	11/15/50	1,100	961
[2]	Texas Health Resources	4.330%	11/15/55	386	485
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	1,613	2,162
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	916	1,065
	Toledo Hospital	5.750%	11/15/38	1,110	1,318
	Toledo Hospital	6.015%	11/15/48	1,105	1,352
[2]	Trinity Health Corp.	2.632%	12/1/40	1,190	1,143
	Trinity Health Corp.	4.125%	12/1/45	715	854
[2]	Trinity Health Corp.	3.434%	12/1/48	610	645
	UnitedHealth Group Inc.	3.050%	5/15/41	3,500	3,573
	UnitedHealth Group Inc.	3.250%	5/15/51	5,000	5,138
	UnitedHealth Group Inc.	4.625%	7/15/35	1,898	2,351
	UnitedHealth Group Inc.	5.800%	3/15/36	601	834
	UnitedHealth Group Inc.	6.500%	6/15/37	790	1,155
	UnitedHealth Group Inc.	6.625%	11/15/37	3,194	4,761
	UnitedHealth Group Inc.	6.875%	2/15/38	883	1,342
	UnitedHealth Group Inc.	3.500%	8/15/39	5,266	5,708
	UnitedHealth Group Inc.	2.750%	5/15/40	2,627	2,573
	UnitedHealth Group Inc.	5.700%	10/15/40	1,454	2,003
	UnitedHealth Group Inc.	5.950%	2/15/41	971	1,372
	UnitedHealth Group Inc.	4.625%	11/15/41	1,018	1,265
	UnitedHealth Group Inc.	4.375%	3/15/42	1,433	1,732
	UnitedHealth Group Inc.	3.950%	10/15/42	2,408	2,773
	UnitedHealth Group Inc.	4.250%	3/15/43	1,955	2,320
	UnitedHealth Group Inc.	4.750%	7/15/45	2,309	2,937
	UnitedHealth Group Inc.	4.200%	1/15/47	2,729	3,212
	UnitedHealth Group Inc.	4.250%	4/15/47	835	994
	UnitedHealth Group Inc.	3.750%	10/15/47	1,793	1,984
	UnitedHealth Group Inc.	4.250%	6/15/48	3,477	4,164
	UnitedHealth Group Inc.	4.450%	12/15/48	2,410	2,975
	UnitedHealth Group Inc.	3.700%	8/15/49	3,880	4,276
	UnitedHealth Group Inc.	2.900%	5/15/50	3,254	3,147
	UnitedHealth Group Inc.	3.875%	8/15/59	4,378	4,976
	UnitedHealth Group Inc.	3.125%	5/15/60	2,025	2,004
	Utah Acquisition Sub Inc.	5.250%	6/15/46	2,974	3,505
[1,2]	Viatris Inc.	3.850%	6/22/40	3,699	3,826
[1,2]	Viatris Inc.	4.000%	6/22/50	4,408	4,481
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	915	887
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	225	281
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	1,975	1,870
	Wyeth LLC	6.500%	2/1/34	2,502	3,597
	Wyeth LLC	6.000%	2/15/36	1,177	1,650
	Wyeth LLC	5.950%	4/1/37	3,283	4,592
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	385	344
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	900	1,175
	Zimmer Biomet Holdings Inc.	4.450%	8/15/45	1,237	1,412
	Zoetis Inc.	4.700%	2/1/43	1,865	2,313

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	3.950%	9/12/47	1,736	1,974
	Zoetis Inc.	4.450%	8/20/48	868	1,062
	Zoetis Inc.	3.000%	5/15/50	1,210	1,198
					886,576
Industrials (8.9%)
[2]	3M Co.	5.700%	3/15/37	720	990
[2]	3M Co.	3.875%	6/15/44	690	791
[2]	3M Co.	3.125%	9/19/46	1,224	1,258
[2]	3M Co.	3.625%	10/15/47	1,897	2,121
[2,4]	3M Co.	4.000%	9/14/48	3,765	4,454
	3M Co.	3.700%	4/15/50	2,826	3,216
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	1,892	1,895
	Boeing Co.	6.125%	2/15/33	229	288
	Boeing Co.	3.600%	5/1/34	4,348	4,488
	Boeing Co.	3.250%	2/1/35	2,628	2,616
	Boeing Co.	6.625%	2/15/38	1,022	1,333
	Boeing Co.	3.550%	3/1/38	1,133	1,124
	Boeing Co.	3.500%	3/1/39	544	534
	Boeing Co.	6.875%	3/15/39	1,304	1,775
	Boeing Co.	5.875%	2/15/40	2,164	2,697
	Boeing Co.	5.705%	5/1/40	4,465	5,574
	Boeing Co.	3.650%	3/1/47	1,214	1,164
	Boeing Co.	3.625%	3/1/48	1,693	1,619
	Boeing Co.	3.850%	11/1/48	1,955	1,934
	Boeing Co.	3.900%	5/1/49	2,664	2,672
	Boeing Co.	3.750%	2/1/50	2,611	2,569
	Boeing Co.	5.805%	5/1/50	12,507	16,121
	Boeing Co.	3.825%	3/1/59	1,485	1,426
	Boeing Co.	3.950%	8/1/59	2,212	2,197
	Boeing Co.	5.930%	5/1/60	8,299	10,854
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	218	306
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	755	1,066
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	2,258	3,112
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	1,189	1,529
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	998	1,325
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	1,301	1,650
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	1,748	2,083
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	2,534	3,018
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	2,114	2,560
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	1,450	1,920
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	1,162	1,491
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	2,255	2,774
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	2,667	3,104
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	1,425	1,784
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	1,463	1,645
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	2,608	3,041
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	2,595	2,996
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,117	1,309
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	1,685	1,821
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,440	2,421
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	2,025	2,114
	Canadian National Railway Co.	6.250%	8/1/34	928	1,294
	Canadian National Railway Co.	6.200%	6/1/36	369	515
	Canadian National Railway Co.	6.375%	11/15/37	1,191	1,677
	Canadian National Railway Co.	4.500%	11/7/43	200	235
	Canadian National Railway Co.	3.200%	8/2/46	1,186	1,191
	Canadian National Railway Co.	3.650%	2/3/48	2,042	2,174

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Canadian National Railway Co.	4.450%	1/20/49	1,678	2,007
Canadian National Railway Co.	2.450%	5/1/50	1,525	1,321
Canadian Pacific Railway Co.	7.125%	10/15/31	96	135
Canadian Pacific Railway Co.	4.800%	9/15/35	1,572	1,920
Canadian Pacific Railway Co.	5.950%	5/15/37	1,810	2,457
Canadian Pacific Railway Co.	4.800%	8/1/45	1,980	2,474
Canadian Pacific Railway Co.	6.125%	9/15/15	808	1,197
Carrier Global Corp.	3.377%	4/5/40	4,703	4,795
Carrier Global Corp.	3.577%	4/5/50	5,755	5,865
Caterpillar Inc.	5.300%	9/15/35	768	1,006
Caterpillar Inc.	6.050%	8/15/36	373	528
Caterpillar Inc.	5.200%	5/27/41	1,996	2,668
Caterpillar Inc.	3.803%	8/15/42	3,374	3,890
Caterpillar Inc.	4.300%	5/15/44	815	1,004
Caterpillar Inc.	3.250%	9/19/49	3,950	4,180
Caterpillar Inc.	3.250%	4/9/50	3,000	3,194
Caterpillar Inc.	4.750%	5/15/64	905	1,250
Crane Co.	4.200%	3/15/48	704	738
CSX Corp.	6.000%	10/1/36	908	1,238
CSX Corp.	6.150%	5/1/37	1,457	2,005
CSX Corp.	6.220%	4/30/40	1,248	1,776
CSX Corp.	5.500%	4/15/41	447	591
CSX Corp.	4.750%	5/30/42	2,260	2,777
CSX Corp.	4.400%	3/1/43	727	851
CSX Corp.	4.100%	3/15/44	1,399	1,576
CSX Corp.	3.800%	11/1/46	2,886	3,135
CSX Corp.	4.300%	3/1/48	2,173	2,529
CSX Corp.	4.750%	11/15/48	636	788
CSX Corp.	4.500%	3/15/49	2,061	2,462
CSX Corp.	3.350%	9/15/49	2,885	2,928
CSX Corp.	3.800%	4/15/50	1,726	1,895
CSX Corp.	3.950%	5/1/50	1,550	1,749
CSX Corp.	2.500%	5/15/51	1,655	1,439
CSX Corp.	4.500%	8/1/54	1,006	1,223
CSX Corp.	4.250%	11/1/66	816	960
CSX Corp.	4.650%	3/1/68	1,134	1,413
Cummins Inc.	4.875%	10/1/43	1,058	1,363
Cummins Inc.	2.600%	9/1/50	1,615	1,469
Deere & Co.	3.900%	6/9/42	3,242	3,840
Deere & Co.	2.875%	9/7/49	1,915	1,907
Deere & Co.	3.750%	4/15/50	1,336	1,547
Dover Corp.	5.375%	10/15/35	575	727
Dover Corp.	5.375%	3/1/41	978	1,235
Eaton Corp.	4.000%	11/2/32	1,568	1,804
Eaton Corp.	4.150%	11/2/42	1,703	1,968
Eaton Corp.	3.915%	9/15/47	556	618
Emerson Electric Co.	5.250%	11/15/39	485	640
Emerson Electric Co.	2.750%	10/15/50	982	939
FedEx Corp.	4.900%	1/15/34	3,101	3,804
FedEx Corp.	3.900%	2/1/35	2,275	2,564
FedEx Corp.	3.250%	5/15/41	1,090	1,087
FedEx Corp.	3.875%	8/1/42	625	676
FedEx Corp.	4.100%	4/15/43	2,148	2,370
FedEx Corp.	5.100%	1/15/44	1,518	1,893
FedEx Corp.	4.100%	2/1/45	115	127
FedEx Corp.	4.750%	11/15/45	2,320	2,800
FedEx Corp.	4.550%	4/1/46	3,005	3,518
FedEx Corp.	4.400%	1/15/47	2,866	3,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FedEx Corp.	4.050%	2/15/48	1,680	1,856
	FedEx Corp.	4.950%	10/17/48	2,552	3,194
	FedEx Corp.	5.250%	5/15/50	3,186	4,206
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	2,311	2,265
	Fortive Corp.	4.300%	6/15/46	1,373	1,585
	General Dynamics Corp.	2.850%	6/1/41	1,000	998
	General Dynamics Corp.	4.250%	4/1/40	3,365	3,995
	General Dynamics Corp.	3.600%	11/15/42	257	285
	General Dynamics Corp.	4.250%	4/1/50	1,262	1,548
[2]	General Electric Co.	6.750%	3/15/32	6,771	9,195
[2]	General Electric Co.	6.150%	8/7/37	2,544	3,457
[2]	General Electric Co.	5.875%	1/14/38	7,069	9,369
[2]	General Electric Co.	6.875%	1/10/39	5,195	7,583
	General Electric Co.	4.250%	5/1/40	4,495	5,091
	General Electric Co.	4.125%	10/9/42	2,232	2,483
	General Electric Co.	4.500%	3/11/44	933	1,084
	General Electric Co.	4.350%	5/1/50	10,973	12,541
	Honeywell International Inc.	5.700%	3/15/36	383	513
	Honeywell International Inc.	5.700%	3/15/37	923	1,236
	Honeywell International Inc.	5.375%	3/1/41	441	594
	Honeywell International Inc.	3.812%	11/21/47	3,592	4,132
	Honeywell International Inc.	2.800%	6/1/50	1,205	1,185
	Illinois Tool Works Inc.	4.875%	9/15/41	956	1,234
	Illinois Tool Works Inc.	3.900%	9/1/42	2,611	3,027
[2]	JetBlue Pass-Through Trust Series 2020-1	4.000%	11/15/32	2,757	3,007
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	215	217
[2]	Johnson Controls International plc	6.000%	1/15/36	610	818
[2]	Johnson Controls International plc	4.625%	7/2/44	3,076	3,706
[2]	Johnson Controls International plc	5.125%	9/14/45	192	245
	Johnson Controls International plc	4.500%	2/15/47	426	509
[2]	Johnson Controls International plc	4.950%	7/2/64	1,420	1,788
[2]	Kansas City Southern	4.300%	5/15/43	579	649
[2]	Kansas City Southern	4.950%	8/15/45	1,023	1,262
	Kansas City Southern	4.700%	5/1/48	1,495	1,806
	Kansas City Southern	3.500%	5/1/50	1,233	1,251
	Kansas City Southern	4.200%	11/15/69	1,664	1,837
	L3Harris Technologies Inc.	4.854%	4/27/35	1,022	1,262
	L3Harris Technologies Inc.	6.150%	12/15/40	865	1,210
	L3Harris Technologies Inc.	5.054%	4/27/45	1,309	1,662
	Lockheed Martin Corp.	3.600%	3/1/35	2,263	2,558
	Lockheed Martin Corp.	4.500%	5/15/36	1,697	2,080
[2]	Lockheed Martin Corp.	6.150%	9/1/36	1,265	1,784
	Lockheed Martin Corp.	5.720%	6/1/40	489	669
	Lockheed Martin Corp.	4.850%	9/15/41	580	732
	Lockheed Martin Corp.	4.070%	12/15/42	2,816	3,304
	Lockheed Martin Corp.	3.800%	3/1/45	3,293	3,701
	Lockheed Martin Corp.	4.700%	5/15/46	3,447	4,400
	Lockheed Martin Corp.	2.800%	6/15/50	1,050	1,008
	Lockheed Martin Corp.	4.090%	9/15/52	3,192	3,823
	Norfolk Southern Corp.	4.100%	5/15/21	1,000	1,033
	Norfolk Southern Corp.	7.050%	5/1/37	172	241
	Norfolk Southern Corp.	4.837%	10/1/41	1,675	2,096
	Norfolk Southern Corp.	3.950%	10/1/42	1,007	1,123
	Norfolk Southern Corp.	4.450%	6/15/45	1,283	1,515
	Norfolk Southern Corp.	4.650%	1/15/46	275	332
	Norfolk Southern Corp.	3.942%	11/1/47	2,332	2,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.150%	2/28/48	1,365	1,554
	Norfolk Southern Corp.	4.100%	5/15/49	2,034	2,310
	Norfolk Southern Corp.	3.400%	11/1/49	2,737	2,806
	Norfolk Southern Corp.	3.050%	5/15/50	1,800	1,728
	Norfolk Southern Corp.	4.050%	8/15/52	2,013	2,283
	Norfolk Southern Corp.	3.155%	5/15/55	2,656	2,562
	Northrop Grumman Corp.	5.150%	5/1/40	2,097	2,691
	Northrop Grumman Corp.	5.050%	11/15/40	1,117	1,425
	Northrop Grumman Corp.	4.750%	6/1/43	1,926	2,401
	Northrop Grumman Corp.	3.850%	4/15/45	2,174	2,420
	Northrop Grumman Corp.	4.030%	10/15/47	4,640	5,291
	Northrop Grumman Corp.	5.250%	5/1/50	2,320	3,141
	Otis Worldwide Corp.	3.112%	2/15/40	2,221	2,238
	Otis Worldwide Corp.	3.362%	2/15/50	1,973	2,005
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	2,459	2,847
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	970	1,347
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	808	964
	Parker-Hannifin Corp.	4.100%	3/1/47	1,126	1,295
	Parker-Hannifin Corp.	4.000%	6/14/49	2,320	2,642
	Precision Castparts Corp.	3.900%	1/15/43	1,221	1,331
	Precision Castparts Corp.	4.375%	6/15/45	841	978
	Raytheon Technologies Corp.	5.400%	5/1/35	1,786	2,298
	Raytheon Technologies Corp.	6.050%	6/1/36	1,820	2,497
	Raytheon Technologies Corp.	6.125%	7/15/38	3,231	4,499
	Raytheon Technologies Corp.	4.450%	11/16/38	2,588	3,046
	Raytheon Technologies Corp.	5.700%	4/15/40	2,515	3,389
	Raytheon Technologies Corp.	4.875%	10/15/40	1,088	1,350
	Raytheon Technologies Corp.	4.700%	12/15/41	2,826	3,447
	Raytheon Technologies Corp.	4.500%	6/1/42	4,380	5,267
	Raytheon Technologies Corp.	4.800%	12/15/43	888	1,080
	Raytheon Technologies Corp.	4.150%	5/15/45	2,504	2,850
	Raytheon Technologies Corp.	3.750%	11/1/46	3,061	3,310
	Raytheon Technologies Corp.	4.350%	4/15/47	3,589	4,225
	Raytheon Technologies Corp.	4.050%	5/4/47	1,834	2,071
	Raytheon Technologies Corp.	4.625%	11/16/48	2,685	3,323
	Raytheon Technologies Corp.	3.125%	7/1/50	2,120	2,088
	Republic Services Inc.	1.750%	2/15/32	2,705	2,528
	Republic Services Inc.	6.200%	3/1/40	230	320
	Republic Services Inc.	5.700%	5/15/41	850	1,130
	Republic Services Inc.	3.050%	3/1/50	820	803
	Rockwell Automation Inc.	4.200%	3/1/49	1,535	1,842
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	1,565	2,187
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,115	1,298
	Trane Technologies Luxembourg Finance SA	4.650%	11/1/44	601	722
	Trane Technologies Luxembourg Finance SA	4.500%	3/21/49	255	308
	Tyco Electronics Group SA	7.125%	10/1/37	815	1,222
[1,2]	Union Pacific Corp.	2.891%	4/6/36	2,075	2,108
	Union Pacific Corp.	3.200%	5/20/41	2,500	2,544
	Union Pacific Corp.	3.550%	5/20/61	1,000	1,014
[1,2]	Union Pacific Corp.	3.799%	4/6/71	5,450	5,661
	Union Pacific Corp.	3.375%	2/1/35	2,216	2,382
	Union Pacific Corp.	3.600%	9/15/37	805	877
[2]	Union Pacific Corp.	3.550%	8/15/39	1,753	1,888
	Union Pacific Corp.	4.050%	3/1/46	1,634	1,821
	Union Pacific Corp.	3.350%	8/15/46	971	987
	Union Pacific Corp.	4.000%	4/15/47	3,091	3,444
	Union Pacific Corp.	3.250%	2/5/50	3,291	3,291
	Union Pacific Corp.	3.799%	10/1/51	2,211	2,411

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Union Pacific Corp.	3.875%	2/1/55	803	867
	Union Pacific Corp.	3.950%	8/15/59	2,485	2,717
	Union Pacific Corp.	3.839%	3/20/60	2,684	2,886
[1,2]	Union Pacific Corp.	2.973%	9/16/62	3,549	3,206
	Union Pacific Corp.	4.100%	9/15/67	620	688
	Union Pacific Corp.	3.750%	2/5/70	395	410
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	1,024	1,105
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	1,490	1,457
	United Parcel Service Inc.	6.200%	1/15/38	1,947	2,818
	United Parcel Service Inc.	5.200%	4/1/40	2,683	3,549
	United Parcel Service Inc.	4.875%	11/15/40	1,626	2,088
	United Parcel Service Inc.	3.625%	10/1/42	1,432	1,591
	United Parcel Service Inc.	3.400%	11/15/46	1,089	1,161
	United Parcel Service Inc.	3.750%	11/15/47	1,605	1,812
	United Parcel Service Inc.	4.250%	3/15/49	2,506	3,039
	United Parcel Service Inc.	3.400%	9/1/49	1,629	1,752
	United Parcel Service Inc.	5.300%	4/1/50	3,116	4,364
	Valmont Industries Inc.	5.000%	10/1/44	850	985
	Valmont Industries Inc.	5.250%	10/1/54	808	952
	Waste Connections Inc.	3.050%	4/1/50	1,182	1,154
	Waste Management Inc.	2.950%	6/1/41	2,025	2,016
	Waste Management Inc.	4.100%	3/1/45	75	87
	Waste Management Inc.	4.150%	7/15/49	1,050	1,248
	Waste Management Inc.	2.500%	11/15/50	1,550	1,371
	WW Grainger Inc.	4.600%	6/15/45	833	1,035
	WW Grainger Inc.	3.750%	5/15/46	936	1,027
	WW Grainger Inc.	4.200%	5/15/47	1,450	1,710
	Xylem Inc.	4.375%	11/1/46	683	788
					554,580
Materials (3.5%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,395	2,346
	Air Products and Chemicals Inc.	2.800%	5/15/50	1,535	1,463
	Albemarle Corp.	5.450%	12/1/44	685	829
	Barrick Gold Corp.	6.450%	10/15/35	200	272
	Barrick Gold Corp.	5.250%	4/1/42	2,220	2,828
	Barrick North America Finance LLC	5.700%	5/30/41	1,890	2,508
	Barrick North America Finance LLC	5.750%	5/1/43	2,199	2,970
	Barrick PD Australia Finance Pty. Ltd.	5.950%	10/15/39	2,321	3,149
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	4,305	5,075
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	3,668	4,862
	Celulosa Arauco y Constitucion SA	5.500%	11/2/47	890	1,050
	Dow Chemical Co.	4.250%	10/1/34	2,623	2,987
	Dow Chemical Co.	9.400%	5/15/39	1,319	2,268
	Dow Chemical Co.	5.250%	11/15/41	1,668	2,106
	Dow Chemical Co.	4.375%	11/15/42	2,719	3,144
	Dow Chemical Co.	4.625%	10/1/44	2,278	2,702
	Dow Chemical Co.	5.550%	11/30/48	1,660	2,228
	Dow Chemical Co.	4.800%	5/15/49	2,545	3,124
	Dow Chemical Co.	3.600%	11/15/50	2,610	2,670
	DuPont de Nemours Inc.	5.319%	11/15/38	3,750	4,793
	DuPont de Nemours Inc.	5.419%	11/15/48	5,207	6,938
	Eastman Chemical Co.	4.800%	9/1/42	1,476	1,775
	Eastman Chemical Co.	4.650%	10/15/44	1,792	2,129
	Ecolab Inc.	5.500%	12/8/41	1,145	1,547
	Ecolab Inc.	3.950%	12/1/47	1,662	1,926
	Ecolab Inc.	2.125%	8/15/50	1,688	1,414

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	FMC Corp.	4.500%	10/1/49	1,177	1,383
	Huntsman International LLC	2.950%	6/15/31	500	504
	International Flavors & Fragrances Inc.	4.375%	6/1/47	985	1,122
	International Flavors & Fragrances Inc.	5.000%	9/26/48	2,205	2,737
	International Paper Co.	5.000%	9/15/35	2,910	3,599
	International Paper Co.	7.300%	11/15/39	1,284	1,963
	International Paper Co.	6.000%	11/15/41	1,806	2,489
	International Paper Co.	4.800%	6/15/44	1,143	1,409
	International Paper Co.	5.150%	5/15/46	1,893	2,430
	International Paper Co.	4.400%	8/15/47	2,414	2,877
	International Paper Co.	4.350%	8/15/48	2,030	2,416
	Lafarge SA	7.125%	7/15/36	505	731
	Linde Inc.	3.550%	11/7/42	1,898	2,108
	Linde Inc.	2.000%	8/10/50	160	131
	Lubrizol Corp.	6.500%	10/1/34	273	390
	LYB International Finance BV	5.250%	7/15/43	1,070	1,337
	LYB International Finance BV	4.875%	3/15/44	3,152	3,806
	LYB International Finance III LLC	3.375%	10/1/40	3,392	3,421
	LYB International Finance III LLC	4.200%	10/15/49	2,460	2,702
	LYB International Finance III LLC	4.200%	5/1/50	1,795	1,969
	LYB International Finance III LLC	3.625%	4/1/51	1,625	1,634
	LYB International Finance III LLC	3.800%	10/1/60	1,713	1,705
	LyondellBasell Industries NV	4.625%	2/26/55	2,409	2,767
	Martin Marietta Materials Inc.	4.250%	12/15/47	1,499	1,703
	Mosaic Co.	5.450%	11/15/33	775	962
	Mosaic Co.	4.875%	11/15/41	1,153	1,323
	Mosaic Co.	5.625%	11/15/43	1,565	2,008
[2]	Newmont Corp.	5.875%	4/1/35	1,844	2,453
	Newmont Corp.	6.250%	10/1/39	2,060	2,906
	Newmont Corp.	4.875%	3/15/42	3,162	3,904
	Newmont Corp.	5.450%	6/9/44	704	930
	Nucor Corp.	5.200%	8/1/43	210	274
[1,2]	Nucor Corp.	2.979%	12/15/55	3,796	3,533
	Nutrien Ltd.	4.125%	3/15/35	754	849
	Nutrien Ltd.	7.125%	5/23/36	780	1,123
	Nutrien Ltd.	5.875%	12/1/36	1,198	1,598
	Nutrien Ltd.	5.625%	12/1/40	1,055	1,391
	Nutrien Ltd.	6.125%	1/15/41	1,103	1,522
	Nutrien Ltd.	4.900%	6/1/43	2,156	2,632
	Nutrien Ltd.	5.250%	1/15/45	903	1,158
	Nutrien Ltd.	5.000%	4/1/49	857	1,092
	Nutrien Ltd.	3.950%	5/13/50	1,405	1,561
	Packaging Corp. of America	4.050%	12/15/49	1,000	1,128
	Rio Tinto Alcan Inc.	6.125%	12/15/33	1,174	1,630
	Rio Tinto Alcan Inc.	5.750%	6/1/35	1,415	1,921
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	2,789	3,700
	Rio Tinto Finance USA plc	4.750%	3/22/42	1,735	2,226
	Rio Tinto Finance USA plc	4.125%	8/21/42	1,805	2,152
	RPM International Inc.	4.250%	1/15/48	1,500	1,581
	Sherwin-Williams Co.	4.000%	12/15/42	262	291
	Sherwin-Williams Co.	4.550%	8/1/45	1,356	1,606
	Sherwin-Williams Co.	4.500%	6/1/47	3,205	3,854
	Sherwin-Williams Co.	3.800%	8/15/49	1,251	1,364
	Sherwin-Williams Co.	3.300%	5/15/50	1,512	1,532
	Southern Copper Corp.	7.500%	7/27/35	3,488	4,959
	Southern Copper Corp.	6.750%	4/16/40	3,169	4,383
	Southern Copper Corp.	5.250%	11/8/42	3,739	4,527
	Southern Copper Corp.	5.875%	4/23/45	1,352	1,771

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Steel Dynamics Inc.	3.250%	10/15/50	1,000	964
	Teck Resources Ltd.	6.125%	10/1/35	1,652	2,070
	Teck Resources Ltd.	6.000%	8/15/40	780	976
	Teck Resources Ltd.	6.250%	7/15/41	2,260	2,931
	Teck Resources Ltd.	5.200%	3/1/42	850	986
	Teck Resources Ltd.	5.400%	2/1/43	925	1,103
	Vale Overseas Ltd.	8.250%	1/17/34	1,894	2,741
	Vale Overseas Ltd.	6.875%	11/21/36	5,056	6,891
	Vale Overseas Ltd.	6.875%	11/10/39	2,773	3,822
	Vale SA	5.625%	9/11/42	1,425	1,773
	Vulcan Materials Co.	4.500%	6/15/47	1,414	1,675
	Vulcan Materials Co.	4.700%	3/1/48	1,270	1,545
	Westlake Chemical Corp.	5.000%	8/15/46	2,626	3,178
	Westlake Chemical Corp.	4.375%	11/15/47	531	597
	WRKCo Inc.	4.200%	6/1/32	1,520	1,738
	WRKCo Inc.	3.000%	6/15/33	1,359	1,407
					220,677
Real Estate (1.5%)
	Agree LP	2.600%	6/15/33	750	737
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	2,353	2,532
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	1,137	1,084
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	2,556	2,368
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	2,230	2,753
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	715	785
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	2,215	2,067
	American Tower Corp.	3.700%	10/15/49	1,611	1,665
	American Tower Corp.	3.100%	6/15/50	2,350	2,189
	American Tower Corp.	2.950%	1/15/51	1,140	1,038
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	1,880	2,109
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	125	146
[2]	AvalonBay Communities Inc.	4.350%	4/15/48	240	288
	Boston Properties LP	2.550%	4/1/32	400	391
	Camden Property Trust	3.350%	11/1/49	1,490	1,550
	Crown Castle International Corp.	2.900%	4/1/41	3,255	3,026
	Crown Castle International Corp.	4.750%	5/15/47	538	632
	Crown Castle International Corp.	5.200%	2/15/49	1,389	1,729
	Crown Castle International Corp.	4.000%	11/15/49	1,215	1,292
	Crown Castle International Corp.	4.150%	7/1/50	1,132	1,234
	Crown Castle International Corp.	3.250%	1/15/51	2,244	2,120
	Duke Realty LP	3.050%	3/1/50	740	697
	Equinix Inc.	3.000%	7/15/50	1,387	1,274
	Equinix Inc.	2.950%	9/15/51	1,037	946
	ERP Operating LP	4.500%	7/1/44	1,973	2,393
	ERP Operating LP	4.500%	6/1/45	774	926
	ERP Operating LP	4.000%	8/1/47	438	499
	Essex Portfolio LP	1.650%	1/15/31	303	280
	Essex Portfolio LP	2.650%	3/15/32	1,245	1,242
	Essex Portfolio LP	4.500%	3/15/48	480	562
	Essex Portfolio LP	2.650%	9/1/50	1,490	1,273
	Extra Space Storage LP	2.550%	6/1/31	1,000	997
	Federal Realty Investment Trust	4.500%	12/1/44	443	510
	Healthpeak Properties Inc.	6.750%	2/1/41	296	425
	Highwoods Realty LP	2.600%	2/1/31	222	221
	Kilroy Realty LP	2.500%	11/15/32	1,127	1,088
	Kimco Realty Corp.	4.250%	4/1/45	793	886
	Kimco Realty Corp.	4.125%	12/1/46	838	915
	Kimco Realty Corp.	4.450%	9/1/47	945	1,084
	Kimco Realty Corp.	3.700%	10/1/49	990	1,024

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	National Retail Properties Inc.	4.800%	10/15/48	2,161	2,589
	National Retail Properties Inc.	3.100%	4/15/50	1,440	1,346
	Omega Healthcare Investors Inc.	3.250%	4/15/33	2,665	2,612
	Prologis LP	4.375%	9/15/48	855	1,038
	Prologis LP	3.000%	4/15/50	1,365	1,329
	Prologis LP	2.125%	10/15/50	1,338	1,096
	Realty Income Corp.	1.800%	3/15/33	1,375	1,278
	Realty Income Corp.	4.650%	3/15/47	1,145	1,421
	Regency Centers LP	4.400%	2/1/47	625	695
	Regency Centers LP	4.650%	3/15/49	1,085	1,257
	Simon Property Group LP	6.750%	2/1/40	855	1,228
	Simon Property Group LP	4.750%	3/15/42	1,750	2,094
	Simon Property Group LP	4.250%	10/1/44	2,078	2,311
	Simon Property Group LP	4.250%	11/30/46	1,671	1,870
	Simon Property Group LP	3.250%	9/13/49	1,305	1,247
	Simon Property Group LP	3.800%	7/15/50	2,389	2,519
	Spirit Realty LP	2.700%	2/15/32	960	935
	UDR Inc.	3.000%	8/15/31	1,115	1,152
[2]	UDR Inc.	2.100%	8/1/32	290	274
[2]	UDR Inc.	1.900%	3/15/33	725	665
[2]	UDR Inc.	2.100%	6/15/33	875	823
	UDR Inc.	3.100%	11/1/34	1,265	1,300
	Ventas Realty LP	5.700%	9/30/43	819	1,043
	Ventas Realty LP	4.375%	2/1/45	388	424
	Ventas Realty LP	4.875%	4/15/49	917	1,095
	VEREIT Operating Partnership LP	2.850%	12/15/32	1,770	1,805
	Vornado Realty LP	3.400%	6/1/31	500	505
	Welltower Inc.	2.800%	6/1/31	2,000	2,025
	Welltower Inc.	6.500%	3/15/41	1,360	1,870
	Welltower Inc.	4.950%	9/1/48	1,046	1,272
	Weyerhaeuser Co.	7.375%	3/15/32	3,169	4,544
	WP Carey Inc.	2.250%	4/1/33	1,700	1,600
					96,239
Technology (7.9%)
	Analog Devices Inc.	5.300%	12/15/45	908	1,183
	Apple Inc.	4.500%	2/23/36	3,371	4,184
	Apple Inc.	2.375%	2/8/41	4,000	3,737
	Apple Inc.	3.850%	5/4/43	5,885	6,709
	Apple Inc.	4.450%	5/6/44	2,816	3,480
	Apple Inc.	3.450%	2/9/45	4,979	5,355
	Apple Inc.	4.375%	5/13/45	4,451	5,470
	Apple Inc.	4.650%	2/23/46	9,899	12,603
	Apple Inc.	3.850%	8/4/46	4,678	5,341
	Apple Inc.	4.250%	2/9/47	3,029	3,660
	Apple Inc.	3.750%	9/12/47	3,368	3,785
	Apple Inc.	3.750%	11/13/47	3,290	3,701
	Apple Inc.	2.950%	9/11/49	1,928	1,909
	Apple Inc.	2.650%	5/11/50	5,810	5,399
	Apple Inc.	2.400%	8/20/50	3,773	3,362
	Apple Inc.	2.650%	2/8/51	7,340	6,840
	Apple Inc.	2.550%	8/20/60	4,899	4,311
	Apple Inc.	2.800%	2/8/61	4,685	4,321
	Applied Materials Inc.	5.100%	10/1/35	1,363	1,760
	Applied Materials Inc.	5.850%	6/15/41	1,471	2,098
	Applied Materials Inc.	4.350%	4/1/47	1,048	1,282
	Applied Materials Inc.	2.750%	6/1/50	2,530	2,416
[1,2]	Broadcom Inc.	3.419%	4/15/33	5,945	6,063
[1,2]	Broadcom Inc.	3.469%	4/15/34	7,055	7,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broadcom Inc.	4.300%	11/15/32	4,356	4,817
[1,2]	Broadcom Inc.	2.600%	2/15/33	4,250	4,040
[1,2]	Broadcom Inc.	3.500%	2/15/41	7,330	7,098
[1,2]	Broadcom Inc.	3.750%	2/15/51	3,780	3,682
	Cisco Systems Inc.	5.900%	2/15/39	3,350	4,781
	Cisco Systems Inc.	5.500%	1/15/40	5,886	8,068
	Corning Inc.	4.700%	3/15/37	1,035	1,204
	Corning Inc.	5.750%	8/15/40	719	944
	Corning Inc.	4.750%	3/15/42	1,187	1,421
	Corning Inc.	5.350%	11/15/48	1,454	1,899
	Corning Inc.	3.900%	11/15/49	550	602
	Corning Inc.	4.375%	11/15/57	2,200	2,474
	Corning Inc.	5.850%	11/15/68	1,082	1,512
	Corning Inc.	5.450%	11/15/79	2,355	3,040
[1,2]	Dell International LLC	8.100%	7/15/36	4,368	6,466
[1,2]	Dell International LLC	8.350%	7/15/46	4,181	6,561
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,450	2,417
	Fidelity National Information Services Inc.	4.500%	8/15/46	858	1,023
	Fiserv Inc.	4.400%	7/1/49	5,461	6,322
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	1,646	2,203
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	3,726	4,927
	HP Inc.	6.000%	9/15/41	3,054	3,964
	Intel Corp.	4.000%	12/15/32	1,672	1,962
	Intel Corp.	4.600%	3/25/40	2,765	3,373
	Intel Corp.	4.800%	10/1/41	1,298	1,635
	Intel Corp.	4.250%	12/15/42	1,235	1,452
	Intel Corp.	4.900%	7/29/45	1,809	2,327
	Intel Corp.	4.100%	5/19/46	3,262	3,774
	Intel Corp.	4.100%	5/11/47	2,885	3,322
	Intel Corp.	3.734%	12/8/47	4,758	5,203
	Intel Corp.	3.250%	11/15/49	4,935	5,015
	Intel Corp.	4.750%	3/25/50	5,420	6,901
	Intel Corp.	3.100%	2/15/60	1,665	1,603
	Intel Corp.	4.950%	3/25/60	2,075	2,796
	International Business Machines Corp.	5.875%	11/29/32	674	913
	International Business Machines Corp.	4.150%	5/15/39	4,557	5,239
	International Business Machines Corp.	5.600%	11/30/39	1,760	2,367
	International Business Machines Corp.	2.850%	5/15/40	2,607	2,534
	International Business Machines Corp.	4.000%	6/20/42	2,128	2,399
	International Business Machines Corp.	4.700%	2/19/46	1,690	2,110
	International Business Machines Corp.	4.250%	5/15/49	6,443	7,484
	International Business Machines Corp.	2.950%	5/15/50	3,375	3,199
	International Business Machines Corp.	7.125%	12/1/96	834	1,397
	Juniper Networks Inc.	5.950%	3/15/41	1,403	1,814
	KLA Corp.	5.000%	3/15/49	1,099	1,407
	KLA Corp.	3.300%	3/1/50	1,485	1,477
	Lam Research Corp.	4.875%	3/15/49	1,075	1,399
	Lam Research Corp.	2.875%	6/15/50	2,216	2,125
	Lam Research Corp.	3.125%	6/15/60	1,692	1,669
	Microsoft Corp.	3.500%	2/12/35	4,041	4,564
	Microsoft Corp.	4.200%	11/3/35	775	940
	Microsoft Corp.	3.450%	8/8/36	6,851	7,674
	Microsoft Corp.	4.100%	2/6/37	4,501	5,392
	Microsoft Corp.	4.500%	10/1/40	1,170	1,503
	Microsoft Corp.	5.300%	2/8/41	1,150	1,591
	Microsoft Corp.	3.500%	11/15/42	150	167
	Microsoft Corp.	3.750%	2/12/45	800	921
	Microsoft Corp.	4.450%	11/3/45	150	191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.700%	8/8/46	10,396	11,926
	Microsoft Corp.	4.250%	2/6/47	415	513
	Microsoft Corp.	2.525%	6/1/50	14,847	13,854
	Microsoft Corp.	2.921%	3/17/52	18,432	18,497
	Microsoft Corp.	3.950%	8/8/56	880	1,056
	Microsoft Corp.	2.675%	6/1/60	7,706	7,180
	Microsoft Corp.	3.041%	3/17/62	6,793	6,839
	Moody's Corp.	5.250%	7/15/44	1,300	1,699
	Moody's Corp.	4.875%	12/17/48	856	1,084
	Moody's Corp.	3.250%	5/20/50	959	960
	Moody's Corp.	2.550%	8/18/60	1,155	958
	Motorola Solutions Inc.	5.500%	9/1/44	1,149	1,440
	NVIDIA Corp.	3.500%	4/1/40	3,491	3,816
	NVIDIA Corp.	3.500%	4/1/50	3,782	4,060
	NVIDIA Corp.	3.700%	4/1/60	1,874	2,078
[1,2]	NXP BV	3.250%	5/11/41	1,700	1,709
	Oracle Corp.	4.300%	7/8/34	4,451	5,076
	Oracle Corp.	3.900%	5/15/35	4,144	4,534
	Oracle Corp.	3.850%	7/15/36	2,139	2,308
	Oracle Corp.	3.800%	11/15/37	4,979	5,311
	Oracle Corp.	6.500%	4/15/38	1,580	2,190
	Oracle Corp.	6.125%	7/8/39	1,923	2,592
	Oracle Corp.	3.600%	4/1/40	8,291	8,481
	Oracle Corp.	5.375%	7/15/40	4,018	5,035
	Oracle Corp.	3.650%	3/25/41	5,720	5,832
	Oracle Corp.	4.500%	7/8/44	2,988	3,373
	Oracle Corp.	4.125%	5/15/45	4,992	5,337
	Oracle Corp.	4.000%	7/15/46	7,616	7,968
	Oracle Corp.	4.000%	11/15/47	5,703	5,970
	Oracle Corp.	3.600%	4/1/50	10,776	10,635
	Oracle Corp.	3.950%	3/25/51	7,375	7,672
	Oracle Corp.	4.375%	5/15/55	3,909	4,310
	Oracle Corp.	3.850%	4/1/60	10,291	10,342
	Oracle Corp.	4.100%	3/25/61	3,310	3,470
	QUALCOMM Inc.	1.650%	5/20/32	2,367	2,214
	QUALCOMM Inc.	4.650%	5/20/35	3,286	4,059
	QUALCOMM Inc.	4.800%	5/20/45	5,026	6,392
	QUALCOMM Inc.	4.300%	5/20/47	2,415	2,886
	QUALCOMM Inc.	3.250%	5/20/50	2,179	2,233
	S&P Global Inc.	3.250%	12/1/49	1,479	1,533
	S&P Global Inc.	2.300%	8/15/60	2,175	1,775
	Skyworks Solutions Inc.	3.000%	6/1/31	1,000	1,014
	Texas Instruments Inc.	3.875%	3/15/39	3,040	3,527
	Texas Instruments Inc.	4.150%	5/15/48	2,595	3,157
	Verisk Analytics Inc.	5.500%	6/15/45	1,111	1,455
	Verisk Analytics Inc.	3.625%	5/15/50	1,206	1,232
					495,027
Utilities (11.7%)
	AEP Texas Inc.	3.800%	10/1/47	504	533
[2]	AEP Texas Inc.	3.450%	1/15/50	1,685	1,687
	AEP Transmission Co. LLC	4.000%	12/1/46	715	811
	AEP Transmission Co. LLC	3.750%	12/1/47	1,102	1,204
	AEP Transmission Co. LLC	4.250%	9/15/48	1,040	1,230
	AEP Transmission Co. LLC	3.800%	6/15/49	1,112	1,235
	AEP Transmission Co. LLC	3.150%	9/15/49	195	195
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	1,105	1,207
	Alabama Power Co.	6.125%	5/15/38	687	958
	Alabama Power Co.	6.000%	3/1/39	1,379	1,930

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.850%	12/1/42	1,803	2,003
	Alabama Power Co.	4.150%	8/15/44	1,653	1,927
	Alabama Power Co.	3.750%	3/1/45	1,835	2,028
	Alabama Power Co.	4.300%	1/2/46	891	1,054
[2]	Alabama Power Co.	3.700%	12/1/47	1,910	2,095
[2]	Alabama Power Co.	4.300%	7/15/48	902	1,087
	Alabama Power Co.	3.450%	10/1/49	525	558
	Ameren Illinois Co.	4.150%	3/15/46	784	922
	Ameren Illinois Co.	3.700%	12/1/47	1,462	1,623
	Ameren Illinois Co.	4.500%	3/15/49	1,560	1,942
	Ameren Illinois Co.	3.250%	3/15/50	1,888	1,958
	American Electric Power Co. Inc.	3.250%	3/1/50	1,257	1,204
	American Water Capital Corp.	3.250%	6/1/51	1,000	1,003
	American Water Capital Corp.	6.593%	10/15/37	1,108	1,609
	American Water Capital Corp.	4.300%	12/1/42	940	1,114
	American Water Capital Corp.	4.300%	9/1/45	1,469	1,722
	American Water Capital Corp.	4.000%	12/1/46	1,195	1,343
	American Water Capital Corp.	3.750%	9/1/47	1,651	1,795
	American Water Capital Corp.	4.200%	9/1/48	1,830	2,127
	American Water Capital Corp.	4.150%	6/1/49	1,235	1,423
	American Water Capital Corp.	3.450%	5/1/50	1,600	1,656
	Appalachian Power Co.	7.000%	4/1/38	644	943
	Appalachian Power Co.	4.400%	5/15/44	1,618	1,859
	Appalachian Power Co.	4.450%	6/1/45	354	410
[2]	Appalachian Power Co.	4.500%	3/1/49	1,337	1,578
[2]	Appalachian Power Co.	3.700%	5/1/50	2,140	2,253
	Arizona Public Service Co.	5.050%	9/1/41	782	989
	Arizona Public Service Co.	4.500%	4/1/42	1,371	1,628
	Arizona Public Service Co.	4.350%	11/15/45	528	620
	Arizona Public Service Co.	3.750%	5/15/46	575	625
	Arizona Public Service Co.	4.200%	8/15/48	1,312	1,524
	Arizona Public Service Co.	4.250%	3/1/49	1,231	1,442
	Arizona Public Service Co.	3.500%	12/1/49	1,308	1,370
	Arizona Public Service Co.	3.350%	5/15/50	571	586
	Arizona Public Service Co.	2.650%	9/15/50	500	457
	Atmos Energy Corp.	5.500%	6/15/41	920	1,199
	Atmos Energy Corp.	4.150%	1/15/43	967	1,107
	Atmos Energy Corp.	4.125%	10/15/44	2,356	2,681
	Atmos Energy Corp.	4.300%	10/1/48	990	1,163
	Atmos Energy Corp.	4.125%	3/15/49	1,107	1,282
	Atmos Energy Corp.	3.375%	9/15/49	2,171	2,239
	Avista Corp.	4.350%	6/1/48	245	293
	Baltimore Gas & Electric Co.	6.350%	10/1/36	867	1,228
	Baltimore Gas & Electric Co.	3.500%	8/15/46	1,215	1,290
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	2,103	2,330
	Baltimore Gas & Electric Co.	4.250%	9/15/48	587	698
	Baltimore Gas & Electric Co.	3.200%	9/15/49	485	490
	Baltimore Gas & Electric Co.	2.900%	6/15/50	1,735	1,657
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	2,200	3,013
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,240	1,675
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	2,519	3,214
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	1,973	2,340
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	1,857	2,026
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	2,500	3,010
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	2,920	3,449
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	1,945	1,804
	Black Hills Corp.	4.350%	5/1/33	683	782
	Black Hills Corp.	4.200%	9/15/46	746	808

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Black Hills Corp.	3.875%	10/15/49	1,162	1,207
[2]	CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	405	567
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	637	692
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	439	544
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	1,025	1,175
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	1,921	2,310
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	1,477	1,430
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,725	1,818
	CenterPoint Energy Inc.	3.700%	9/1/49	1,720	1,767
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	616	811
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	1,044	1,133
	Cleco Corporate Holdings LLC	4.973%	5/1/46	745	858
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,323	1,647
	CMS Energy Corp.	4.875%	3/1/44	717	868
	Commonwealth Edison Co.	5.900%	3/15/36	1,857	2,549
	Commonwealth Edison Co.	6.450%	1/15/38	452	648
	Commonwealth Edison Co.	4.600%	8/15/43	661	810
	Commonwealth Edison Co.	4.700%	1/15/44	1,611	2,006
	Commonwealth Edison Co.	3.700%	3/1/45	1,127	1,240
	Commonwealth Edison Co.	4.350%	11/15/45	863	1,034
	Commonwealth Edison Co.	3.650%	6/15/46	1,598	1,750
[2]	Commonwealth Edison Co.	3.750%	8/15/47	2,253	2,509
	Commonwealth Edison Co.	4.000%	3/1/48	635	731
	Commonwealth Edison Co.	4.000%	3/1/49	1,580	1,819
[2]	Commonwealth Edison Co.	3.200%	11/15/49	605	612
	Commonwealth Edison Co.	3.000%	3/1/50	1,526	1,501
[2]	Commonwealth Edison Co.	3.125%	3/15/51	1,800	1,809
	Connecticut Light & Power Co.	4.300%	4/15/44	2,008	2,412
[2]	Connecticut Light & Power Co.	4.150%	6/1/45	497	587
	Connecticut Light & Power Co.	4.000%	4/1/48	1,575	1,835
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	649	813
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	613	812
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	845	1,155
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	560	769
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	1,824	2,643
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	120	156
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,923	2,548
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	2,096	2,371
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	1,297	1,420
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	2,130	2,491
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	2,534	2,991
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,413	1,527
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,467	2,669
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	500	605
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	530	598
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,925	2,122
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	1,080	1,302
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	1,255	1,430
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,810	1,972
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	2,197	2,587
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	1,390	1,446
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	1,345	1,210
	Consumers Energy Co.	3.950%	5/15/43	150	172
	Consumers Energy Co.	3.250%	8/15/46	1,286	1,335
	Consumers Energy Co.	3.950%	7/15/47	1,040	1,208
	Consumers Energy Co.	4.050%	5/15/48	410	481
	Consumers Energy Co.	4.350%	4/15/49	1,593	1,967
	Consumers Energy Co.	3.750%	2/15/50	1,676	1,894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Consumers Energy Co.	3.100%	8/15/50	1,989	2,015
	Consumers Energy Co.	3.500%	8/1/51	1,800	1,965
	Consumers Energy Co.	2.500%	5/1/60	1,446	1,250
	Dayton Power & Light Co.	3.950%	6/15/49	590	630
	Delmarva Power & Light Co.	4.150%	5/15/45	1,771	2,054
[2]	Dominion Energy Inc.	6.300%	3/15/33	1,228	1,634
[2]	Dominion Energy Inc.	5.250%	8/1/33	619	767
[2]	Dominion Energy Inc.	5.950%	6/15/35	754	1,008
	Dominion Energy Inc.	7.000%	6/15/38	677	987
[2]	Dominion Energy Inc.	3.300%	4/15/41	1,165	1,180
[2]	Dominion Energy Inc.	4.900%	8/1/41	837	1,029
[2]	Dominion Energy Inc.	4.050%	9/15/42	1,304	1,446
	Dominion Energy Inc.	4.700%	12/1/44	1,346	1,631
[2]	Dominion Energy Inc.	4.600%	3/15/49	1,055	1,278
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	1,488	2,061
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,450	1,861
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	830	1,157
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,426	1,903
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	1,106	1,380
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	290	402
[2]	DTE Electric Co.	4.000%	4/1/43	290	331
	DTE Electric Co.	4.300%	7/1/44	1,252	1,483
	DTE Electric Co.	3.700%	3/15/45	1,914	2,106
	DTE Electric Co.	3.700%	6/1/46	1,075	1,174
	DTE Electric Co.	3.750%	8/15/47	1,313	1,459
[2]	DTE Electric Co.	4.050%	5/15/48	1,110	1,291
	DTE Electric Co.	3.950%	3/1/49	2,005	2,328
	DTE Electric Co.	2.950%	3/1/50	200	195
[2]	DTE Electric Co.	3.250%	4/1/51	1,075	1,112
	DTE Energy Co.	6.375%	4/15/33	1,619	2,164
	Duke Energy Carolinas LLC	6.450%	10/15/32	568	774
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,661	2,281
	Duke Energy Carolinas LLC	6.000%	1/15/38	626	871
	Duke Energy Carolinas LLC	6.050%	4/15/38	2,037	2,848
	Duke Energy Carolinas LLC	5.300%	2/15/40	1,998	2,644
	Duke Energy Carolinas LLC	4.250%	12/15/41	896	1,052
	Duke Energy Carolinas LLC	4.000%	9/30/42	1,240	1,418
	Duke Energy Carolinas LLC	3.875%	3/15/46	1,171	1,311
	Duke Energy Carolinas LLC	3.700%	12/1/47	1,380	1,513
	Duke Energy Carolinas LLC	3.950%	3/15/48	896	1,014
	Duke Energy Carolinas LLC	3.200%	8/15/49	1,098	1,111
	Duke Energy Carolinas LLC	3.450%	4/15/51	1,000	1,062
	Duke Energy Corp.	4.800%	12/15/45	1,311	1,560
	Duke Energy Corp.	3.750%	9/1/46	3,164	3,280
	Duke Energy Corp.	3.950%	8/15/47	2,122	2,268
	Duke Energy Corp.	4.200%	6/15/49	1,440	1,601
	Duke Energy Florida LLC	6.350%	9/15/37	1,981	2,862
	Duke Energy Florida LLC	6.400%	6/15/38	341	493
	Duke Energy Florida LLC	5.650%	4/1/40	1,645	2,267
	Duke Energy Florida LLC	3.850%	11/15/42	1,075	1,209
	Duke Energy Florida LLC	3.400%	10/1/46	1,611	1,689
	Duke Energy Florida LLC	4.200%	7/15/48	1,976	2,344
	Duke Energy Indiana LLC	6.120%	10/15/35	1,083	1,462
	Duke Energy Indiana LLC	6.350%	8/15/38	2,066	2,967
	Duke Energy Indiana LLC	6.450%	4/1/39	1,060	1,534
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	993	1,238
	Duke Energy Indiana LLC	3.750%	5/15/46	2,480	2,701
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	1,174	1,198

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Indiana LLC	2.750%	4/1/50	1,760	1,643
	Duke Energy Ohio Inc.	3.700%	6/15/46	50	54
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,898	2,253
	Duke Energy Progress LLC	6.300%	4/1/38	883	1,255
	Duke Energy Progress LLC	4.100%	5/15/42	1,774	2,038
	Duke Energy Progress LLC	4.100%	3/15/43	2,000	2,303
	Duke Energy Progress LLC	4.375%	3/30/44	921	1,100
	Duke Energy Progress LLC	4.150%	12/1/44	1,460	1,697
	Duke Energy Progress LLC	4.200%	8/15/45	1,163	1,360
	Duke Energy Progress LLC	3.700%	10/15/46	1,865	2,033
	Duke Energy Progress LLC	3.600%	9/15/47	1,390	1,492
	Duke Energy Progress LLC	2.500%	8/15/50	145	129
	Eastern Energy Gas Holdings LLC	4.800%	11/1/43	580	681
	Eastern Energy Gas Holdings LLC	4.600%	12/15/44	630	730
[2]	Eastern Energy Gas Holdings LLC	3.900%	11/15/49	900	947
	El Paso Electric Co.	6.000%	5/15/35	1,064	1,402
	El Paso Electric Co.	5.000%	12/1/44	588	682
	Emera US Finance LP	4.750%	6/15/46	2,979	3,421
	Entergy Arkansas LLC	4.200%	4/1/49	1,068	1,255
	Entergy Arkansas LLC	2.650%	6/15/51	260	238
	Entergy Arkansas LLC	3.350%	6/15/52	1,075	1,109
	Entergy Corp.	2.400%	6/15/31	1,000	986
	Entergy Corp.	3.750%	6/15/50	2,029	2,127
	Entergy Louisiana LLC	3.050%	6/1/31	1,886	2,015
	Entergy Louisiana LLC	2.350%	6/15/32	700	699
	Entergy Louisiana LLC	4.000%	3/15/33	2,183	2,520
	Entergy Louisiana LLC	3.100%	6/15/41	1,000	1,025
	Entergy Louisiana LLC	4.950%	1/15/45	150	165
	Entergy Louisiana LLC	4.200%	9/1/48	1,815	2,141
	Entergy Louisiana LLC	4.200%	4/1/50	2,199	2,594
	Entergy Louisiana LLC	2.900%	3/15/51	1,795	1,708
	Entergy Mississippi LLC	3.850%	6/1/49	1,452	1,611
	Entergy Texas Inc.	4.500%	3/30/39	100	116
	Entergy Texas Inc.	3.550%	9/30/49	445	460
	Essential Utilities Inc.	4.276%	5/1/49	940	1,082
	Essential Utilities Inc.	3.351%	4/15/50	1,750	1,744
	Evergy Kansas Central Inc.	4.125%	3/1/42	2,013	2,310
	Evergy Kansas Central Inc.	4.100%	4/1/43	1,264	1,452
	Evergy Kansas Central Inc.	4.250%	12/1/45	1,214	1,417
	Evergy Kansas Central Inc.	3.450%	4/15/50	938	991
	Evergy Metro Inc.	5.300%	10/1/41	215	276
	Evergy Metro Inc.	4.200%	6/15/47	1,385	1,611
	Evergy Metro Inc.	4.200%	3/15/48	500	585
[2]	Evergy Metro Inc.	4.125%	4/1/49	1,221	1,413
	Eversource Energy	3.450%	1/15/50	1,585	1,615
[2]	Exelon Corp.	4.950%	6/15/35	1,260	1,524
	Exelon Corp.	5.625%	6/15/35	1,696	2,198
	Exelon Corp.	5.100%	6/15/45	1,604	2,029
	Exelon Corp.	4.450%	4/15/46	1,435	1,677
	Exelon Corp.	4.700%	4/15/50	1,867	2,261
	Exelon Generation Co. LLC	6.250%	10/1/39	1,969	2,351
	Exelon Generation Co. LLC	5.750%	10/1/41	1,732	1,974
	Exelon Generation Co. LLC	5.600%	6/15/42	1,416	1,603
	Florida Power & Light Co.	5.625%	4/1/34	394	526
	Florida Power & Light Co.	4.950%	6/1/35	1,177	1,514
	Florida Power & Light Co.	5.650%	2/1/37	858	1,151
	Florida Power & Light Co.	5.950%	2/1/38	1,170	1,635
	Florida Power & Light Co.	5.960%	4/1/39	795	1,128

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	5.690%	3/1/40	466	650
	Florida Power & Light Co.	5.250%	2/1/41	1,834	2,464
	Florida Power & Light Co.	4.125%	2/1/42	700	831
	Florida Power & Light Co.	4.050%	6/1/42	1,645	1,936
	Florida Power & Light Co.	3.800%	12/15/42	1,892	2,156
	Florida Power & Light Co.	4.050%	10/1/44	1,427	1,687
	Florida Power & Light Co.	3.700%	12/1/47	1,982	2,233
	Florida Power & Light Co.	3.950%	3/1/48	1,357	1,586
	Florida Power & Light Co.	4.125%	6/1/48	1,923	2,303
	Florida Power & Light Co.	3.990%	3/1/49	2,075	2,441
	Florida Power & Light Co.	3.150%	10/1/49	896	935
[2]	Georgia Power Co.	4.750%	9/1/40	1,871	2,254
	Georgia Power Co.	4.300%	3/15/42	2,258	2,601
	Georgia Power Co.	4.300%	3/15/43	553	641
[2]	Georgia Power Co.	3.700%	1/30/50	2,210	2,344
[2]	Georgia Power Co.	3.250%	3/15/51	1,635	1,613
	Iberdrola International BV	6.750%	7/15/36	1,751	2,627
[2]	Idaho Power Co.	4.200%	3/1/48	390	458
	Indiana Michigan Power Co.	3.250%	5/1/51	1,145	1,150
	Indiana Michigan Power Co.	6.050%	3/15/37	1,688	2,290
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	808	976
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	1,624	1,753
	Indiana Michigan Power Co.	4.250%	8/15/48	986	1,156
	Interstate Power & Light Co.	6.250%	7/15/39	254	353
	Interstate Power & Light Co.	3.700%	9/15/46	389	419
	Interstate Power & Light Co.	3.500%	9/30/49	525	549
	ITC Holdings Corp.	5.300%	7/1/43	1,006	1,271
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	851	1,016
	Kentucky Utilities Co.	5.125%	11/1/40	1,029	1,306
	Kentucky Utilities Co.	4.375%	10/1/45	1,355	1,596
	Kentucky Utilities Co.	3.300%	6/1/50	1,240	1,263
	Louisville Gas & Electric Co.	4.250%	4/1/49	2,149	2,534
	MidAmerican Energy Co.	6.750%	12/30/31	225	316
[2]	MidAmerican Energy Co.	5.750%	11/1/35	2,053	2,768
[2]	MidAmerican Energy Co.	5.800%	10/15/36	1,095	1,487
	MidAmerican Energy Co.	4.800%	9/15/43	1,134	1,435
	MidAmerican Energy Co.	4.400%	10/15/44	1,234	1,484
	MidAmerican Energy Co.	4.250%	5/1/46	1,762	2,105
	MidAmerican Energy Co.	3.650%	8/1/48	1,266	1,395
	MidAmerican Energy Co.	4.250%	7/15/49	1,165	1,409
	MidAmerican Energy Co.	3.150%	4/15/50	1,207	1,241
[2]	Mississippi Power Co.	4.250%	3/15/42	976	1,122
	National Grid USA	5.803%	4/1/35	702	862
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	500	469
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	1,692	2,520
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	1,301	1,507
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,004	1,228
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	1,518	1,840
[2]	Nevada Power Co.	6.650%	4/1/36	1,625	2,325
[2]	Nevada Power Co.	6.750%	7/1/37	1,465	2,103
[2]	Nevada Power Co.	3.125%	8/1/50	1,839	1,829
	NiSource Inc.	5.950%	6/15/41	708	954
	NiSource Inc.	5.250%	2/15/43	1,357	1,711
	NiSource Inc.	4.800%	2/15/44	1,797	2,167

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	5.650%	2/1/45	1,174	1,560
	NiSource Inc.	4.375%	5/15/47	2,425	2,819
	NiSource Inc.	3.950%	3/30/48	1,695	1,863
	Northern States Power Co.	6.250%	6/1/36	205	289
	Northern States Power Co.	6.200%	7/1/37	515	735
	Northern States Power Co.	5.350%	11/1/39	477	634
	Northern States Power Co.	3.400%	8/15/42	935	1,003
	Northern States Power Co.	4.125%	5/15/44	693	815
	Northern States Power Co.	4.000%	8/15/45	860	999
	Northern States Power Co.	3.600%	5/15/46	824	904
	Northern States Power Co.	3.600%	9/15/47	1,542	1,690
	Northern States Power Co.	2.900%	3/1/50	1,136	1,119
	Northern States Power Co.	2.600%	6/1/51	1,550	1,431
	Northern States Power Co.	3.200%	4/1/52	1,000	1,033
	NorthWestern Corp.	4.176%	11/15/44	1,069	1,207
	NSTAR Electric Co.	5.500%	3/15/40	713	953
	NSTAR Electric Co.	4.400%	3/1/44	1,167	1,403
	Oglethorpe Power Corp.	5.950%	11/1/39	1,445	1,870
	Oglethorpe Power Corp.	5.375%	11/1/40	1,840	2,242
	Oglethorpe Power Corp.	5.050%	10/1/48	790	962
	Oglethorpe Power Corp.	5.250%	9/1/50	698	851
	Ohio Power Co.	4.150%	4/1/48	750	871
	Ohio Power Co.	4.000%	6/1/49	1,393	1,586
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	855	978
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	656	717
	Oncor Electric Delivery Co. LLC	7.000%	5/1/32	429	610
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	908	1,331
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	330	526
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	1,045	1,384
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	725	889
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	1,890	2,511
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	1,642	1,825
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,112	1,247
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	1,250	1,463
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,827	2,070
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	2,240	2,263
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	175	195
[1,2]	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	321	448
	ONE Gas Inc.	4.658%	2/1/44	1,558	1,846
	ONE Gas Inc.	4.500%	11/1/48	1,145	1,329
	Pacific Gas & Electric Co.	3.250%	6/1/31	1,000	979
	Pacific Gas & Electric Co.	4.500%	7/1/40	5,395	5,291
	Pacific Gas & Electric Co.	3.300%	8/1/40	3,443	3,037
	Pacific Gas & Electric Co.	4.200%	6/1/41	1,300	1,259
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,287	1,276
	Pacific Gas & Electric Co.	4.300%	3/15/45	2,200	2,055
	Pacific Gas & Electric Co.	3.950%	12/1/47	4,909	4,400
	Pacific Gas & Electric Co.	4.950%	7/1/50	8,128	8,237
	Pacific Gas & Electric Co.	3.500%	8/1/50	5,370	4,646
	PacifiCorp	7.700%	11/15/31	1,044	1,534
	PacifiCorp	5.250%	6/15/35	1,389	1,785
	PacifiCorp	6.100%	8/1/36	1,280	1,765
	PacifiCorp	5.750%	4/1/37	1,386	1,856
	PacifiCorp	6.250%	10/15/37	1,467	2,055
	PacifiCorp	6.350%	7/15/38	630	892
	PacifiCorp	6.000%	1/15/39	1,312	1,818
	PacifiCorp	4.100%	2/1/42	1,565	1,799
	PacifiCorp	4.125%	1/15/49	900	1,038

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PacifiCorp	4.150%	2/15/50	1,548	1,807
	PacifiCorp	3.300%	3/15/51	1,510	1,538
	PECO Energy Co.	5.950%	10/1/36	398	558
	PECO Energy Co.	4.150%	10/1/44	1,013	1,189
	PECO Energy Co.	3.700%	9/15/47	150	167
	PECO Energy Co.	3.900%	3/1/48	2,197	2,521
	PECO Energy Co.	3.000%	9/15/49	449	448
	PECO Energy Co.	2.800%	6/15/50	566	540
	PECO Energy Co.	3.050%	3/15/51	1,000	1,003
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	255	302
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	491	512
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,330	1,323
	Potomac Electric Power Co.	6.500%	11/15/37	708	1,027
	Potomac Electric Power Co.	4.150%	3/15/43	1,775	2,069
	PPL Capital Funding Inc.	4.700%	6/1/43	1,476	1,756
	PPL Capital Funding Inc.	5.000%	3/15/44	640	793
	PPL Capital Funding Inc.	4.000%	9/15/47	1,010	1,109
	PPL Electric Utilities Corp.	6.250%	5/15/39	413	582
	PPL Electric Utilities Corp.	4.750%	7/15/43	380	476
	PPL Electric Utilities Corp.	4.125%	6/15/44	685	792
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,811	2,102
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,005	1,149
	PPL Electric Utilities Corp.	4.150%	6/15/48	845	1,001
	PPL Electric Utilities Corp.	3.000%	10/1/49	725	718
	Progress Energy Inc.	7.000%	10/30/31	600	818
	Progress Energy Inc.	6.000%	12/1/39	1,832	2,456
	Public Service Co. of Colorado	1.875%	6/15/31	900	880
[2]	Public Service Co. of Colorado	6.250%	9/1/37	2,065	2,949
	Public Service Co. of Colorado	6.500%	8/1/38	516	758
	Public Service Co. of Colorado	3.600%	9/15/42	966	1,061
	Public Service Co. of Colorado	4.300%	3/15/44	1,610	1,922
	Public Service Co. of Colorado	3.800%	6/15/47	1,607	1,802
	Public Service Co. of Colorado	4.100%	6/15/48	508	596
	Public Service Co. of Colorado	4.050%	9/15/49	2,300	2,698
[2]	Public Service Co. of Colorado	3.200%	3/1/50	1,865	1,940
[2]	Public Service Co. of Colorado	2.700%	1/15/51	975	914
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,009	1,101
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	460	621
[2]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,100	1,489
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	415	477
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,413	1,556
[2]	Public Service Electric & Gas Co.	3.800%	1/1/43	580	649
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	1,736	1,973
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	1,175	1,288
[2]	Public Service Electric & Gas Co.	4.050%	5/1/48	734	864
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,053	1,202
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	990	1,025
[2]	Public Service Electric & Gas Co.	3.150%	1/1/50	334	344
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	860	813
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	1,080	892
[2]	Public Service Electric & Gas Co.	3.000%	3/1/51	100	100
	Puget Sound Energy Inc.	6.274%	3/15/37	691	950
	Puget Sound Energy Inc.	5.757%	10/1/39	961	1,311
	Puget Sound Energy Inc.	5.795%	3/15/40	713	971
	Puget Sound Energy Inc.	5.638%	4/15/41	373	504
	Puget Sound Energy Inc.	4.300%	5/20/45	746	884
	Puget Sound Energy Inc.	4.223%	6/15/48	1,814	2,142
	Puget Sound Energy Inc.	3.250%	9/15/49	1,014	1,037

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Gas & Electric Co.	6.000%	6/1/39	1,044	1,447
	San Diego Gas & Electric Co.	4.500%	8/15/40	606	729
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,594	1,736
	San Diego Gas & Electric Co.	4.150%	5/15/48	545	638
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	1,275	1,480
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	1,135	1,167
	Sempra Energy	3.800%	2/1/38	1,736	1,893
	Sempra Energy	6.000%	10/15/39	2,229	3,025
	Sempra Energy	4.000%	2/1/48	1,980	2,144
	Southern California Edison Co.	6.000%	1/15/34	1,003	1,303
[2]	Southern California Edison Co.	5.750%	4/1/35	1,292	1,666
[2]	Southern California Edison Co.	5.350%	7/15/35	1,571	1,952
	Southern California Edison Co.	5.625%	2/1/36	1,734	2,196
[2]	Southern California Edison Co.	5.550%	1/15/37	1,131	1,371
[2]	Southern California Edison Co.	5.950%	2/1/38	843	1,083
	Southern California Edison Co.	6.050%	3/15/39	607	793
	Southern California Edison Co.	5.500%	3/15/40	2,064	2,559
	Southern California Edison Co.	4.500%	9/1/40	1,991	2,226
	Southern California Edison Co.	4.050%	3/15/42	898	941
[2]	Southern California Edison Co.	3.900%	3/15/43	1,408	1,441
	Southern California Edison Co.	4.650%	10/1/43	249	279
[2]	Southern California Edison Co.	3.600%	2/1/45	2,364	2,322
	Southern California Edison Co.	4.000%	4/1/47	1,903	1,946
[2]	Southern California Edison Co.	4.125%	3/1/48	2,553	2,648
[2]	Southern California Edison Co.	4.875%	3/1/49	2,669	3,087
	Southern California Edison Co.	3.650%	2/1/50	2,746	2,695
[2]	Southern California Edison Co.	2.950%	2/1/51	1,660	1,469
	Southern California Gas Co.	5.125%	11/15/40	495	632
	Southern California Gas Co.	3.750%	9/15/42	828	907
[2]	Southern California Gas Co.	4.125%	6/1/48	743	863
[2]	Southern California Gas Co.	4.300%	1/15/49	1,606	1,933
[2]	Southern California Gas Co.	3.950%	2/15/50	920	1,053
	Southern Co.	4.250%	7/1/36	1,179	1,351
	Southern Co.	4.400%	7/1/46	4,500	5,146
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,513	2,061
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	2,027	2,333
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	1,384	1,492
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	1,141	1,301
	Southern Power Co.	5.150%	9/15/41	1,433	1,681
	Southern Power Co.	5.250%	7/15/43	210	249
[2]	Southern Power Co.	4.950%	12/15/46	1,067	1,238
	Southwest Gas Corp.	3.800%	9/29/46	780	814
	Southwest Gas Corp.	4.150%	6/1/49	690	762
	Southwestern Electric Power Co.	6.200%	3/15/40	712	977
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	1,499	1,603
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	972	1,032
	Southwestern Public Service Co.	4.500%	8/15/41	555	665
	Southwestern Public Service Co.	3.400%	8/15/46	1,115	1,149
	Southwestern Public Service Co.	3.700%	8/15/47	1,053	1,140
[2]	Southwestern Public Service Co.	4.400%	11/15/48	555	670
	Southwestern Public Service Co.	3.750%	6/15/49	713	791
[2]	Southwestern Public Service Co.	3.150%	5/1/50	798	805
	Tampa Electric Co.	4.100%	6/15/42	1,270	1,430
	Tampa Electric Co.	4.350%	5/15/44	250	293
	Tampa Electric Co.	4.300%	6/15/48	804	952
	Tampa Electric Co.	4.450%	6/15/49	507	619
	Tampa Electric Co.	3.625%	6/15/50	1,220	1,315
	Tampa Electric Co.	3.450%	3/15/51	1,000	1,050

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toledo Edison Co.	6.150%	5/15/37	821	1,100
	Tucson Electric Power Co.	4.850%	12/1/48	875	1,099
	Tucson Electric Power Co.	4.000%	6/15/50	585	655
	Union Electric Co.	5.300%	8/1/37	398	507
	Union Electric Co.	3.900%	9/15/42	2,045	2,272
	Union Electric Co.	3.650%	4/15/45	1,232	1,345
	Union Electric Co.	4.000%	4/1/48	657	754
	Union Electric Co.	3.250%	10/1/49	1,870	1,923
	Union Electric Co.	2.625%	3/15/51	200	185
	Veolia Environnement SA	6.750%	6/1/38	772	1,099
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	1,597	2,174
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	1,206	1,646
	Virginia Electric & Power Co.	6.350%	11/30/37	1,333	1,895
	Virginia Electric & Power Co.	8.875%	11/15/38	1,529	2,670
	Virginia Electric & Power Co.	4.000%	1/15/43	1,639	1,860
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	1,746	2,159
	Virginia Electric & Power Co.	4.450%	2/15/44	1,454	1,749
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	1,355	1,575
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	1,123	1,279
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	1,418	1,572
	Virginia Electric & Power Co.	4.600%	12/1/48	1,555	1,945
	Virginia Electric & Power Co.	3.300%	12/1/49	1,100	1,135
	Virginia Electric & Power Co.	2.450%	12/15/50	2,400	2,114
[2]	Washington Gas Light Co.	3.796%	9/15/46	888	978
[2]	Washington Gas Light Co.	3.650%	9/15/49	1,163	1,258
	Wisconsin Electric Power Co.	5.625%	5/15/33	527	679
	Wisconsin Electric Power Co.	5.700%	12/1/36	390	521
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,405	1,687
	Wisconsin Power & Light Co.	6.375%	8/15/37	499	694
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,905	2,072
	Wisconsin Public Service Corp.	3.671%	12/1/42	969	1,046
	Wisconsin Public Service Corp.	4.752%	11/1/44	1,238	1,546
	Wisconsin Public Service Corp.	3.300%	9/1/49	380	392
	Xcel Energy Inc.	6.500%	7/1/36	435	620
	Xcel Energy Inc.	3.500%	12/1/49	1,385	1,435
					733,041
Total Corporate Bonds (Cost $6,317,190)					6,180,440
Taxable Municipal Bonds (0.0%)
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue	3.204%	1/15/51	1,000	1,022
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/34	465	494
Total Taxable Municipal Bonds (Cost $1,465)					1,516

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[5]	Vanguard Market Liquidity Fund (Cost $9,305)	0.055%	93,055	9,305
Total Investments (99.2%) (Cost $6,335,162)				6,198,452
Other Assets and Liabilities—Net (0.8%)				50,579
Net Assets (100%)				6,249,031
Cost is in $000.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $169,411,000, representing 2.7% of net assets.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2021.
4	Securities with a value of $229,000 have been segregated as initial margin for recently closed futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability). The fund had no open futures contracts at May 31, 2021.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,191	—	7,191
Corporate Bonds	—	6,180,440	—	6,180,440
Taxable Municipal Bonds	—	1,516	—	1,516
Temporary Cash Investments	9,305	—	—	9,305
Total	9,305	6,189,147	—	6,198,452